Developed International Equity Select ETF (RNDM)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 97.9%
	Australia – 6.5%
1,165	AGL Energy Ltd.	$7,164
4,341	APA Group	28,974
1,729	ASX Ltd.	100,764
15,021	Aurizon Holdings Ltd.	41,906
6,125	AusNet Services Ltd.	8,039
4,363	BHP Group Ltd.	158,923
5,537	Brambles Ltd.	47,504
266	Cochlear Ltd.	50,205
3,451	Coles Group Ltd.	44,230
1,427	Commonwealth Bank of Australia	106,879
8,167	Computershare Ltd.	103,510
212	CSL Ltd.	45,342
26,247	Insurance Australia Group Ltd.	101,569
804	Macquarie Group Ltd.	94,321
43,870	Medibank Pvt Ltd.	103,965
839	Ramsay Health Care Ltd.	39,609
1,785	Rio Tinto Ltd.	169,528
1,602	Sonic Healthcare Ltd.	46,134
16,439	Telstra Corp., Ltd.	46,355
4,398	Transurban Group	46,934
1,377	Washington H Soul Pattinson & Co., Ltd.	34,832
3,142	Wesfarmers Ltd.	139,260
1,572	Woolworths Group Ltd.	44,952
		1,610,899
	Austria – 0.3%
360	ams AG (b)	7,221
99	ANDRITZ AG	5,562
265	Erste Group Bank AG	9,722
199	OMV AG	11,319
410	Raiffeisen Bank International AG	9,286
165	Verbund AG	15,192
171	voestalpine AG	6,963
		65,265
	Belgium – 1.0%
269	Ageas S.A./N.V.	14,928
755	Anheuser-Busch InBev S.A./N.V.	54,440
89	Elia Group S.A./N.V.	9,392
798	Etablissements Franz Colruyt N.V.	44,624
156	Galapagos N.V. (b)	10,817
157	Groupe Bruxelles Lambert S.A.	17,563
224	KBC Group N.V.	17,079
26	Melexis N.V.	2,699
157	Proximus S.A.D.P.	3,033
48	Sofina S.A.	20,706
106	Solvay S.A.	13,474
84	Telenet Group Holding N.V.	3,161
127	UCB S.A.	13,276
248	Umicore S.A.	15,144
		240,336
Shares	Description	Value

	Bermuda – 0.1%
2,518	CK Infrastructure Holdings Ltd.	$15,015
1,400	Hongkong Land Holdings Ltd.	6,664
200	Jardine Matheson Holdings Ltd.	12,784
		34,463
	Canada – 9.1%
1,526	Algonquin Power & Utilities Corp.	22,737
2,136	Bank of Nova Scotia (The)	138,919
1,438	BCE, Inc.	70,914
1,365	Canadian Imperial Bank of Commerce	155,385
617	Canadian National Railway Co.	65,100
938	Canadian Pacific Railway Ltd.	72,128
1,445	CGI, Inc. (b)	131,013
2,570	Dollarama, Inc.	117,636
543	Emera, Inc.	24,636
8,556	Enbridge, Inc.	342,557
557	Fortis, Inc.	24,655
144	George Weston Ltd.	13,725
1,038	Hydro One Ltd. (c) (d)	25,088
1,090	Intact Financial Corp.	148,086
229	Loblaw Cos., Ltd.	14,094
280	Metro, Inc.	13,424
2,524	Open Text Corp.	128,175
1,449	Royal Bank of Canada	146,805
425	Saputo, Inc.	12,675
3,260	TELUS Corp.	73,111
1,525	Thomson Reuters Corp.	151,479
1,286	TMX Group Ltd.	135,841
936	Toromont Industries Ltd.	81,549
2,049	Toronto-Dominion Bank (The)	143,592
224	Waste Connections, Inc.	26,762
		2,280,086
	Cayman Islands – 0.4%
2,776	CK Asset Holdings Ltd.	19,164
2,742	CK Hutchison Holdings Ltd.	21,366
4,800	Sands China Ltd. (b)	20,215
15,000	Sino Biopharmaceutical Ltd.	14,721
9,000	WH Group Ltd. (c) (d)	8,091
12,400	Wynn Macau Ltd. (b)	19,516
		103,073
	Denmark – 2.4%
683	Ambu A.S., Class B	26,258
20	AP Moller - Maersk A.S., Class B	57,485
92	Carlsberg A.S., Class B	17,149
357	Chr Hansen Holding A.S.	32,220
213	Coloplast A.S., Class B	34,950
671	Danske Bank A.S.	11,807
758	Demant A.S. (b)	42,667
232	DSV Panalpina A.S.	54,104
98	Genmab A.S. (b)	40,099
408	GN Store Nord A.S.	35,639

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
939	H Lundbeck A.S.	$29,871
62	Netcompany Group A.S. (c) (d)	7,044
474	Novo Nordisk A.S., Class B	39,711
501	Novozymes A.S., Class B	37,763
203	Orsted A.S. (c) (d)	28,486
121	Pandora A.S.	16,265
135	Royal Unibrew A.S.	17,196
48	SimCorp A.S.	6,025
532	Tryg A.S.	13,060
1,396	Vestas Wind Systems A/S	54,493
		602,292
	Finland – 1.4%
352	Elisa OYJ	21,003
602	Fortum OYJ	16,604
335	Huhtamaki OYJ	15,869
378	Kesko OYJ, Class B	13,962
232	Kojamo OYJ	5,301
185	Kone OYJ, Class B	15,092
1,359	Metso Outotec OYJ	15,786
595	Neste OYJ	36,433
5,290	Nokia OYJ (b)	28,324
177	Nokian Renkaat OYJ	7,146
3,738	Nordea Bank Abp	41,608
147	Orion Oyj, Class B	6,319
816	Sampo OYJ, Class A	37,503
1,198	Stora Enso OYJ, Class R	21,855
622	UPM-Kymmene OYJ	23,527
417	Valmet OYJ	18,186
1,446	Wartsila OYJ Abp	21,458
		345,976
	France – 9.4%
355	Air Liquide S.A.	62,156
1,615	Amundi S.A. (c) (d)	142,379
478	Arkema S.A.	59,966
6,844	Bureau Veritas S.A.	216,516
1,777	Carrefour S.A.	34,946
561	Cie Generale des Etablissements Michelin SCA	89,470
469	Danone S.A.	33,017
605	Dassault Systemes SE	146,704
5,440	Engie S.A.	74,529
844	EssilorLuxottica S.A.	155,760
76	Hermes International	110,709
98	Iliad S.A.	14,340
122	Kering S.A.	106,616
2,094	Legrand S.A.	221,629
219	L’Oreal S.A.	97,587
126	LVMH Moet Hennessy Louis Vuitton SE	98,801
1,522	Orange S.A.	17,352
171	Pernod Ricard S.A.	37,957
174	Remy Cointreau S.A.	35,920
1,392	Sanofi	145,844
Shares	Description	Value

	France (Continued)
1,275	Schneider Electric SE	$200,590
476	SEB S.A.	86,017
1,103	Ubisoft Entertainment S.A. (b)	77,217
2,556	Vivendi SE	85,862
		2,351,884
	Germany – 8.7%
385	Allianz SE	96,005
310	Beiersdorf AG	37,402
527	Brenntag SE	49,004
590	Deutsche Boerse AG	102,980
2,119	Deutsche Post AG	144,123
2,923	Deutsche Telekom AG	61,735
512	Deutsche Wohnen SE	31,314
1,959	E.ON SE	22,657
1,273	Evonik Industries AG	42,688
891	Fresenius Medical Care AG & Co., KGaA	73,997
1,472	Fresenius SE & Co., KGaA	76,790
940	FUCHS PETROLUB SE (Preference Shares)	45,721
537	Hannover Rueck SE	89,845
4,280	Henkel AG & Co., KGaA (Preference Shares)	451,879
930	Knorr-Bremse AG	106,966
182	LEG Immobilien SE	26,210
383	Merck KGaA	73,435
582	RWE AG	21,090
3,724	Scout24 AG (c) (d)	314,047
707	Siemens AG	112,017
371	Symrise AG	51,690
836	TAG Immobilien AG	26,527
20,074	Telefonica Deutschland Holding AG	52,961
630	Uniper SE	23,203
365	Vonovia SE	23,596
		2,157,882
	Greece – 0.0%
318	Hellenic Telecommunications Organization S.A.	5,336
	Hong Kong – 2.3%
8,655	AIA Group Ltd.	107,570
1,601	CLP Holdings, Ltd.	15,836
3,000	Galaxy Entertainment Group Ltd. (b)	24,014
6,465	Hang Lung Properties Ltd.	15,704
5,444	Hang Seng Bank Ltd.	108,750
4,027	Henderson Land Development Co., Ltd.	19,087
10,319	Hong Kong & China Gas Co., Ltd.	16,028
1,819	Hong Kong Exchanges & Clearing Ltd.	108,424
4,040	MTR Corp., Ltd.	22,504

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Hong Kong (Continued)
3,717	New World Development Co. Ltd.	$19,317
2,724	Power Assets Holdings Ltd.	16,717
11,818	Sino Land Co., Ltd.	18,630
19,000	SJM Holdings Ltd. (b)	20,751
1,084	Sun Hung Kai Properties Ltd.	16,153
2,845	Swire Pacific Ltd., Class A	19,292
2,000	Vitasoy International Holdings Ltd.	7,432
6,777	Wharf Holdings (The) Ltd.	25,836
		582,045
	Ireland – 0.6%
1,088	AIB Group PLC (b)	2,803
603	CRH PLC	30,388
212	Kerry Group PLC, Class A	29,612
330	Kingspan Group PLC	31,163
1,465	Ryanair Holdings PLC (b)	27,725
594	Smurfit Kappa Group PLC	32,223
		153,914
	Israel – 0.3%
50	Azrieli Group Ltd.	3,520
1,077	Bank Hapoalim BM (b)	8,642
1,272	Bank Leumi Le-Israel BM (b)	9,660
33	Elbit Systems Ltd.	4,272
867	ICL Group Ltd.	5,880
2,014	Israel Discount Bank Ltd., Class A (b)	9,588
321	Mizrahi Tefahot Bank Ltd. (b)	9,885
84	Nice, Ltd. (b)	20,515
1,329	Teva Pharmaceutical Industries Ltd. (b)	13,228
		85,190
	Italy – 2.0%
11,336	A2A S.p.A.	23,173
248	Amplifon S.p.A.	12,245
1,499	Assicurazioni Generali S.p.A.	30,048
3,177	Banca Mediolanum S.p.A.	30,906
644	Brembo S.p.A.	8,156
440	Buzzi Unicem S.p.A	11,671
199	De’ Longhi S.p.A.	8,669
2,072	Enel S.p.A.	19,242
694	ERG S.p.A.	20,573
1,833	FinecoBank Banca Fineco S.p.A. (b)	31,950
5,384	Hera S.p.A.	22,242
1,574	Infrastrutture Wireless Italiane S.p.A. (c) (d)	17,753
227	Interpump Group S.p.A.	13,442
11,071	Intesa Sanpaolo S.p.A.	30,580
3,179	Italgas S.p.A.	20,778
2,705	Mediobanca Banca di Credito Finanziario S.p.A. (b)	31,593
Shares	Description	Value

	Italy (Continued)
140	Moncler S.p.A.	$9,472
656	Nexi S.P.A (b) (c) (d)	14,398
2,360	Poste Italiane S.p.A. (c) (d)	31,202
352	Prysmian S.p.A.	12,618
172	Recordati Industria Chimica e Farmaceutica S.p.A.	9,830
22	Reply S.p.A.	3,616
11,997	Snam S.p.A.	69,349
2,733	Terna S.p.A	20,364
		503,870
	Japan – 15.2%
1,400	Chubu Electric Power Co., Inc.	17,113
1,500	Chugoku Electric Power (The) Co., Inc.	13,691
4,200	ENEOS Holdings, Inc.	17,576
700	Idemitsu Kosan Co., Ltd.	16,905
8,600	ITOCHU Corp.	247,716
22,100	Itochu Techno-Solutions Corp.	684,315
4,000	Japan Tobacco, Inc.	75,557
1,700	Kansai Electric Power (The) Co., Inc.	16,213
1,200	Kao Corp.	73,829
4,200	KDDI Corp.	130,996
1,600	Kobayashi Pharmaceutical Co., Ltd.	136,676
7,700	Medipal Holdings Corp.	147,076
1,200	MEIJI Holdings Co., Ltd.	71,831
9,900	Mitsubishi Corp.	269,834
17,800	MS&AD Insurance Group Holdings, Inc.	513,996
11,700	Nagoya Railroad Co., Ltd.	217,581
5,000	Nippon Telegraph & Telephone Corp.	130,271
1,000	Nissin Foods Holdings Co., Ltd.	72,011
5,700	Ono Pharmaceutical Co., Ltd.	127,191
900	Osaka Gas Co., Ltd.	16,761
3,300	Secom Co., Ltd.	250,823
10,000	Softbank Corp.	130,834
5,900	Sohgo Security Services Co., Ltd.	268,725
4,100	Takeda Pharmaceutical Co., Ltd.	137,251
		3,784,772
	Luxembourg – 0.1%
757	ArcelorMittal S.A.	23,203
	Netherlands – 4.2%
442	Aalberts N.V.	23,752
1,993	ABN AMRO Bank N.V. (b) (c) (d)	24,086
10	Adyen N.V. (b) (c) (d)	24,432
5,098	Aegon N.V.	21,151
196	Akzo Nobel N.V.	24,217
44	Argenx SE (b)	13,309
232	ASM International N.V.	76,201

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Netherlands (Continued)
111	ASML Holding N.V.	$76,260
540	ASR Nederland N.V.	20,868
804	BE Semiconductor Industries N.V.	68,202
739	Davide Campari-Milano N.V.	9,898
1,282	Euronext N.V. (c) (d)	139,396
367	Heineken Holding N.V.	36,968
318	Heineken N.V.	38,536
157	IMCD N.V.	24,964
1,979	ING Groep N.V.	26,141
730	Just Eat Takeaway.com N.V. (b) (c) (d)	67,404
1,174	Koninklijke Ahold Delhaize N.V.	34,899
193	Koninklijke DSM N.V.	36,021
3,776	Koninklijke KPN N.V.	11,793
1,259	Koninklijke Philips N.V.	62,387
450	Koninklijke Vopak N.V.	20,436
495	NN Group N.V.	23,349
606	Prosus N.V.	59,260
318	Randstad N.V.	24,321
446	Signify N.V. (c) (d)	28,209
333	Wolters Kluwer N.V.	33,452
		1,049,912
	New Zealand – 0.3%
935	a2 Milk (The) Co., Ltd. (b)	4,209
2,643	Auckland International Airport Ltd. (b)	13,431
1,073	Fisher & Paykel Healthcare Corp., Ltd.	23,341
2,560	Spark New Zealand Ltd.	8,589
187	Xero Ltd. (b)	19,227
		68,797
	Norway – 0.6%
331	Adevinta ASA (b)	6,343
129	Aker ASA, Class A	9,514
464	DNB ASA	10,110
656	Equinor ASA	13,880
421	Gjensidige Forsikring ASA	9,280
363	Mowi ASA	9,233
4,354	NEL ASA (b)	10,154
1,681	Norsk Hydro ASA	10,726
918	Orkla ASA	9,350
130	Salmar ASA	8,624
424	Scatec ASA (c) (d)	11,228
164	Schibsted ASA, Class A	7,916
774	Telenor ASA	13,044
145	TOMRA Systems ASA	7,999
207	Yara International ASA	10,896
		148,297
	Portugal – 0.1%
3,782	EDP - Energias de Portugal S.A.	20,046
642	Galp Energia SGPS S.A.	6,967
Shares	Description	Value

	Portugal (Continued)
339	Jeronimo Martins SGPS S.A.	$6,182
		33,195
	Singapore – 1.0%
2,500	CapitaLand Ltd.	6,897
1,200	City Developments Ltd.	6,506
1,700	DBS Group Holdings Ltd.	37,687
7,400	Genting Singapore Ltd.	4,595
300	Jardine Cycle & Carriage Ltd.	4,765
2,000	Keppel Corp., Ltd.	8,136
4,200	Oversea-Chinese Banking Corp., Ltd.	37,324
1,200	Singapore Airlines Ltd. (b)	4,328
5,000	Singapore Exchange Ltd.	41,571
5,000	Singapore Technologies Engineering Ltd.	14,390
11,000	Singapore Telecommunications Ltd.	18,733
1,900	United Overseas Bank Ltd.	36,483
1,200	UOL Group Ltd.	6,514
3,600	Wilmar International Ltd.	12,047
		239,976
	South Korea – 5.4%
175	Amorepacific Corp.	39,160
698	Amorepacific Group	39,668
31	CJ CheilJedang Corp.	12,690
692	Coway Co., Ltd.	48,360
1,860	Industrial Bank of Korea	17,342
1,482	Kakao Corp.	214,506
1,791	Kangwon Land, Inc. (b)	42,781
303	KB Financial Group, Inc.	15,013
657	Korea Electric Power Corp.	14,498
150	Korea Zinc Co., Ltd.	57,475
761	KT Corp., ADR	10,616
155	KT&G Corp.	11,617
8	LG Household & Health Care Ltd.	12,517
878	LG Uplus Corp.	11,968
1,728	Mirae Asset Securities Co., Ltd.	14,470
392	NAVER Corp.	145,327
192	POSCO	59,331
787	Samsung Electro-Mechanics Co., Ltd.	123,695
1,814	Samsung Electronics Co., Ltd.	129,991
90	Samsung Fire & Marine Insurance Co., Ltd.	17,622
763	Samsung SDS Co., Ltd.	125,343
455	Shinhan Financial Group Co., Ltd.	16,404
1,114	SK Hynix, Inc.	126,124
39	SK Telecom Co., Ltd.	11,082
1,687	Woori Financial Group, Inc.	17,152
		1,334,752

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain – 2.2%
79	Acciona S.A.	$11,925
399	ACS Actividades de Construccion y Servicios S.A.	10,688
82	Aena SME S.A. (b) (c) (d)	13,447
560	Amadeus IT Group S.A. (b)	39,390
5,658	Banco Bilbao Vizcaya Argentaria S.A.	35,075
8,645	Banco Santander S.A.	33,002
5,744	Bankinter S.A.	28,872
9,490	CaixaBank S.A.	29,190
536	Cellnex Telecom S.A. (c) (d)	34,142
653	Enagas S.A.	15,087
1,244	Endesa S.A.	30,180
507	Ferrovial S.A.	14,879
610	Grifols S.A.	16,520
2,555	Iberdrola S.A.	31,144
1,558	Industria de Diseno Textil S.A.	54,886
14,101	Mapfre S.A.	29,804
1,343	Naturgy Energy Group S.A.	34,525
1,859	Red Electrica Corp. S.A.	34,508
1,144	Repsol S.A.	14,316
366	Siemens Gamesa Renewable Energy S.A.	12,221
6,892	Telefonica S.A.	32,207
		556,008
	Sweden – 3.3%
520	AAK AB	11,654
1,863	Assa Abloy AB, Class B	56,120
879	Atlas Copco AB, Class A	53,820
492	Axfood AB	13,608
625	Castellum AB	15,906
2,399	Epiroc AB, Class A	54,662
372	Essity AB, Class B	12,336
623	Getinge AB, Class B	23,499
3,407	Hexagon AB, Class B	50,479
533	Holmen AB, Class B	24,059
241	ICA Gruppen AB	11,216
991	Industrivarden AB, Class C	36,268
1,733	Investor AB, Class B	39,943
252	L E Lundbergforetagen AB, Class B	16,260
6,906	Nibe Industrier AB, Class B	72,642
3,148	Securitas AB, Class B	49,695
2,834	Skandinaviska Enskilda Banken AB, Class A	36,608
1,312	Svenska Cellulosa AB SCA, Class B	21,501
3,180	Svenska Handelsbanken AB, Class A	35,880
3,279	Sweco AB, Class B	59,656
1,960	Swedbank AB, Class A	36,470
1,507	Swedish Match AB	12,851
1,970	Tele2 AB, Class B	26,840
Shares	Description	Value

	Sweden (Continued)
2,008	Telefonaktiebolaget LM Ericsson, Class B	$25,237
6,134	Telia Co., AB	27,222
		824,432
	Switzerland – 8.8%
1,122	ABB Ltd.	38,065
498	Baloise Holding AG	77,667
868	Banque Cantonale Vaudoise	77,958
72	Barry Callebaut AG	167,306
27	BKW AG	2,810
67	Bucher Industries AG	35,033
19	Chocoladefabriken Lindt & Spruengli AG	189,025
442	DKSH Holding AG	33,822
31	EMS-Chemie Holding AG	30,456
53	Geberit AG	39,754
7	Givaudan S.A.	32,554
577	Holcim Ltd.	34,611
119	Kuehne + Nagel International AG	40,719
1,458	Nestle S.A.	181,563
4,484	Novartis AG	408,636
66	Partners Group Holding AG	99,972
71	PSP Swiss Property AG	9,016
1,186	Roche Holding AG	446,777
115	Schindler Holding AG	35,174
12	SGS S.A.	37,015
119	Sika AG	38,906
711	Stadler Rail AG	31,260
94	Swiss Prime Site AG	9,326
35	Swisscom AG	19,981
198	Zurich Insurance Group AG	79,435
		2,196,841
	United Kingdom – 12.2%
13,509	Admiral Group PLC	587,519
816	AstraZeneca PLC	98,011
2,727	Auto Trader Group PLC (c) (d)	23,893
2,266	British American Tobacco PLC	87,768
30,157	ConvaTec Group PLC (c) (d)	100,369
4,029	Croda International PLC	410,642
1,724	Dechra Pharmaceuticals PLC	104,216
2,102	Diageo PLC	100,635
6,117	Electrocomponents PLC	87,070
4,592	GlaxoSmithKline PLC	90,162
2,559	Halma PLC	95,293
25,918	J Sainsbury PLC	97,447
2,306	National Grid PLC	29,373
2,043	Pennon Group PLC	32,090
967	Reckitt Benckiser Group PLC	85,570
16,589	RELX PLC	440,364
12,541	Rentokil Initial PLC	85,872
2,467	Sage Group (The) PLC	23,349
864	Severn Trent PLC	29,891

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	United Kingdom (Continued)
533	Spirax-Sarco Engineering PLC	$100,383
27,464	Tesco PLC	84,701
1,550	Unilever PLC	90,707
2,152	United Utilities Group PLC	29,007
34,449	Wm Morrison Supermarkets PLC	117,561
		3,031,893
	Total Common Stocks	24,414,589
	(Cost $21,128,189)
REAL ESTATE INVESTMENT TRUSTS (a) – 1.7%
	Australia – 0.4%
6,566	Dexus	52,541
3,533	Goodman Group	56,091
		108,632
	Belgium – 0.0%
191	Warehouses De Pauw CVA	7,293
	Hong Kong – 0.1%
1,934	Link REIT	18,744
	Japan – 0.8%
67	Daiwa House REIT Investment Corp.	197,511
	Singapore – 0.2%
3,000	Ascendas Real Estate Investment Trust	6,581
4,300	CapitaLand Integrated Commercial Trust	6,683
4,400	Mapletree Commercial Trust	7,068
3,400	Mapletree Industrial Trust	7,156
4,800	Mapletree Logistics Trust	7,318
		34,806
	Spain – 0.0%
405	Inmobiliaria Colonial Socimi S.A.	4,089
384	Merlin Properties Socimi S.A.	3,978
		8,067
	United Kingdom – 0.2%
3,769	Segro PLC	57,063
	Total Real Estate Investment Trusts	432,116
	(Cost $378,576)
	Total Investments – 99.6%	24,846,705
	(Cost $21,506,765) (e)
	Net Other Assets and Liabilities – 0.4%	104,080
	Net Assets – 100.0%	$24,950,785

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,178,598 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $838,658. The net unrealized appreciation was $3,339,940.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 24,414,589	$ 24,414,589	$ —	$ —
Real Estate Investment Trusts*	432,116	432,116	—	—
Total Investments	$ 24,846,705	$ 24,846,705	$—	$—

*	See Portfolio of Investments for country breakout.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Currency Exposure Diversification	% of Total Investments
Euro	30.0%
Japanese Yen	16.0
British Pound Sterling	12.4
Canadian Dollar	9.2
Swiss Franc	8.9
Australian Dollar	7.0
South Korean Won	5.3
Swedish Krona	3.5
Hong Kong Dollar	2.9
Danish Krone	2.4
Singapore Dollar	1.1
Norwegian Krone	0.6
Israeli Shekel	0.4
New Zealand Dollar	0.2
United States Dollar	0.1
Total	100.0%

Sector Allocation	% of Total Investments
Financials	19.6%
Industrials	19.4
Consumer Staples	12.3
Health Care	10.8
Information Technology	9.2
Communication Services	7.6
Materials	6.6
Consumer Discretionary	5.3
Utilities	4.0
Real Estate	3.1
Energy	2.1
Total	100.0%

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.4%
	Bermuda – 0.9%
56,000	Beijing Enterprises Water Group Ltd.	$21,205
130	Credicorp Ltd. (b)	15,744
23,500	Shenzhen International Holdings Ltd.	32,507
		69,456
	Brazil – 10.7%
6,383	Ambev S.A.	21,906
4,203	Atacadao S.A.	17,746
15,240	B3 S.A. - Brasil Bolsa Balcao	51,537
11,442	BB Seguridade Participacoes S.A.	53,141
4,062	Bradespar S.A. (Preference Shares)	60,704
3,159	Cia Energetica de Minas Gerais (Preference Shares)	7,704
5,178	Cia Paranaense de Energia, Class B (Preference Shares)	6,173
1,214	CPFL Energia S.A.	6,568
816	Energisa S.A.	7,645
2,211	Eneva S.A. (b)	7,548
883	Engie Brasil Energia S.A.	6,950
1,489	Equatorial Energia S.A.	7,424
4,244	Hypera S.A.	29,412
9,920	Itau Unibanco Holding S.A. (Preference Shares)	59,435
26,887	Itausa S.A. (Preference Shares)	60,274
3,282	JBS S.A.	19,202
8,879	Klabin S.A. (b)	47,021
2,217	Neoenergia S.A.	7,742
5,906	Porto Seguro S.A.	63,492
3,895	Raia Drogasil S.A.	19,351
21,197	Rumo S.A. (b)	81,612
8,120	Sul America S.A.	56,780
3,579	Suzano S.A. (b)	43,038
1,854	TIM S.A.	4,298
2,504	Vale S.A.	57,014
		803,717
	Cayman Islands – 5.9%
54,000	Agile Group Holdings Ltd.	69,966
14,625	China Conch Venture Holdings Ltd.	61,594
19,000	Hengan International Group Co., Ltd.	127,249
166,000	Want Want China Holdings Ltd.	117,590
123,000	Zhenro Properties Group Ltd. (c)	68,753
		445,152
	Chile – 1.1%
120,379	Banco de Chile	11,882
227,196	Banco Santander Chile	11,233
4,602	Cencosud S.A.	9,156
33,552	Colbun S.A.	4,688
3,372	Empresas CMPC S.A.	8,035
935	Empresas COPEC S.A.	9,205
36,558	Enel Americas S.A.	5,366
77,536	Enel Chile S.A.	4,461
2,679	Falabella S.A.	11,925
202	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	9,517
		85,468
	China – 10.4%
189,321	Agricultural Bank of China Ltd., Class H	65,836

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	China (Continued)
5,500	Anhui Conch Cement Co., Ltd., Class H	$29,185
199,146	Bank of China Ltd., Class H	71,561
119,173	Bank of Communications Co., Ltd., Class H	80,121
363,000	China Cinda Asset Management Co., Ltd., Class H	69,194
148,651	China CITIC Bank Corp., Ltd., Class H	70,455
90,449	China Construction Bank Corp., Class H	71,177
130,449	China Minsheng Banking Corp., Ltd., Class H	62,500
32,875	China Shenhua Energy Co., Ltd., Class H	64,443
66,000	Guangzhou R&F Properties Co., Ltd., Class H	75,314
105,549	Industrial & Commercial Bank of China Ltd., Class H	61,989
6,200	Ping An Insurance Group Co. of China Ltd., Class H	60,728
		782,503
	Colombia – 0.2%
2,533	Bancolombia S.A. (Preference Shares)	18,102
	Czech Republic – 0.2%
374	CEZ A.S.	11,095
	Hong Kong – 3.2%
6,175	Beijing Enterprises Holdings Ltd.	21,911
21,450	BOC Hong Kong Holdings Ltd.	72,796
16,000	China Resources Power Holdings Co., Ltd.	21,843
63,000	Far East Horizon Ltd.	65,886
26,500	Fosun International Ltd.	38,158
13,300	Guangdong Investment Ltd.	19,117
		239,711
	Hungary – 0.6%
1,160	MOL Hungarian Oil & Gas PLC (b)	9,229
513	OTP Bank Nyrt (b)	27,617
303	Richter Gedeon Nyrt	8,067
		44,913
	India – 18.2%
2,004	ACC Ltd.	54,321
1,504	Asian Paints Ltd.	60,555
1,189	Bajaj Auto Ltd.	66,126
3,103	Bata India Ltd.	66,659
4,987	Berger Paints India Ltd.	54,016
400	Britannia Industries Ltd.	19,640
931	Colgate-Palmolive India Ltd.	21,115
2,685	Dabur India Ltd.	20,545
995	Dr. Reddy’s Laboratories Ltd.	72,594
1,989	Godrej Consumer Products Ltd. (b)	23,287
597	Hindustan Unilever Ltd.	19,849
9,818	Infosys Ltd.	208,803
6,642	ITC Ltd.	18,113
2,689	Larsen & Toubro Ltd.	54,285
3,529	Marico Ltd.	25,201
53	MRF Ltd.	57,100
85	Nestle India Ltd.	20,164
6,659	Petronet LNG Ltd.	20,229
3,519	Pidilite Industries Ltd.	101,974
6,937	Power Grid Corp. of India Ltd.	21,689
7,516	Sun Pharmaceutical Industries Ltd.	68,299
4,227	Tata Consultancy Services Ltd.	190,266

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
2,272	Tata Consumer Products Ltd.	$23,059
566	UltraTech Cement Ltd.	51,597
1,169	United Breweries Ltd.	22,746
		1,362,232
	Indonesia – 2.9%
37,109	Adaro Energy Tbk PT	3,084
19,086	Aneka Tambang Tbk	3,027
46,967	Astra International Tbk PT	16,001
13,522	Bank Central Asia Tbk PT	28,093
68,325	Bank Mandiri Persero Tbk PT	27,801
73,398	Bank Negara Indonesia Persero Tbk PT	23,437
95,500	Bank Rakyat Indonesia Persero Tbk PT	25,950
4,109	Indah Kiat Pulp & Paper Tbk PT	2,111
33,815	Indofood Sukses Makmur Tbk PT	14,400
46,769	Kalbe Farma Tbk PT	4,516
19,974	Merdeka Copper Gold Tbk PT (b)	4,050
4,119	Pabrik Kertas Tjiwi Kimia Tbk PT	2,216
147,791	Sarana Menara Nusantara Tbk PT	12,639
47,999	Telkom Indonesia Persero Tbk PT	10,427
78,536	Tower Bersama Infrastructure Tbk PT	17,386
17,928	Transcoal Pacific Tbk PT	10,850
6,239	United Tractors Tbk PT	8,713
9,805	Vale Indonesia Tbk PT	3,117
		217,818
	Isle Of Man (U.K.) – 0.1%
865	NEPI Rockcastle PLC	6,131
	Malaysia – 2.0%
13,100	CIMB Group Holdings Bhd	14,547
8,500	Dialog Group Bhd	5,917
4,700	Genting Bhd	5,581
7,800	Genting Malaysia Bhd	5,204
3,100	Hartalega Holdings Bhd	5,489
3,100	Hong Leong Bank Bhd	13,979
5,100	IHH Healthcare Bhd	6,720
5,000	Inari Amertron Bhd	3,818
8,400	Kossan Rubber Industries	6,515
6,900	Malayan Banking Bhd	13,479
10,500	Press Metal Aluminium Holdings Bhd	12,090
13,600	Public Bank Bhd	13,464
10,600	RHB Bank Bhd	13,788
7,215	Supermax Corp. Bhd	5,735
6,300	Telekom Malaysia Bhd	9,211
4,200	Tenaga Nasional Bhd	9,904
6,000	Top Glove Corp. Bhd	6,027
		151,468
	Mexico – 4.9%
21,904	Alfa S.A.B. de C.V., Class A	16,394
81,401	America Movil S.A.B. de C.V., Series L	61,253
2,642	Arca Continental S.A.B. de C.V.	15,289
17,924	Cemex S.A.B. de C.V., Series CPO (b)	15,088
1,729	Fomento Economico Mexicano S.A.B. de C.V., Series UBD	14,625
1,104	Gruma S.A.B. de C.V., Class B	12,409

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Mexico (Continued)
1,210	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	$12,955
712	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (b)	13,109
6,212	Grupo Bimbo S.A.B. de C.V., Series A	13,680
381	Grupo Elektra S.A.B. de C.V.	30,841
4,544	Grupo Financiero Banorte S.A.B. de C.V., Class O	29,260
8,107	Grupo Mexico S.A.B. de C.V., Series B	38,213
13,750	Grupo Televisa S.A.B., Series CPO	39,290
7,629	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	13,552
4,736	Orbia Advance Corp. S.A.B. de C.V.	12,380
7,759	Wal-Mart de Mexico S.A.B. de C.V.	25,343
		363,681
	Netherlands – 0.1%
308	X5 Retail Group N.V., GDR (c)	10,798
	Philippines – 1.6%
35,510	Ayala Land, Inc.	26,224
5,560	BDO Unibank, Inc.	12,894
12,800	Metropolitan Bank & Trust Co.	12,770
1,865	SM Investments Corp.	38,186
34,800	SM Prime Holdings, Inc.	26,021
		116,095
	Poland – 1.3%
635	Bank Polska Kasa Opieki S.A. (b)	15,488
253	CD Projekt S.A.	12,277
111	Dino Polska S.A. (b) (c) (d)	8,148
269	KGHM Polska Miedz S.A.	13,238
1,865	PGE Polska Grupa Energetyczna S.A. (b)	4,603
446	Polski Koncern Naftowy ORLEN S.A.	8,981
4,704	Polskie Gornictwo Naftowe i Gazownictwo S.A.	8,231
1,369	Powszechna Kasa Oszczednosci Bank Polski S.A. (b)	13,582
1,314	Powszechny Zaklad Ubezpieczen S.A. (b)	12,647
		97,195
	Russia – 2.4%
10,947	Alrosa PJSC	20,117
52,426	Credit Bank of Moscow PJSC (b)	4,645
94,511	Inter RAO UES PJSC	6,055
140	Magnit PJSC	10,171
19,056	Magnitogorsk Iron & Steel Works PJSC	15,790
49	MMC Norilsk Nickel PJSC	16,590
2,826	Mobile TeleSystems PJSC	13,242
2,145	Moscow Exchange MICEX-RTS PJSC	5,007
4,791	Novolipetsk Steel PJSC	15,053
83	Polyus PJSC	16,078
596,369	RusHydro PJSC	7,090
756	Severstal PAO	16,215
10,889	Sistema PJSFC	4,721
3,932	Tatneft PJSC	28,563
		179,337
	South Africa – 7.3%
1,829	Absa Group Ltd. (b)	17,383
2,570	African Rainbow Minerals Ltd.	45,956
332	Anglo American Platinum Ltd.	38,348

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	South Africa (Continued)
763	Aspen Pharmacare Holdings Ltd. (b)	$8,661
399	Bid Corp., Ltd. (b)	8,651
553	Bidvest Group (The) Ltd.	7,376
162	Capitec Bank Holdings Ltd.	19,132
475	Clicks Group Ltd.	8,172
1,740	Discovery Ltd. (b)	15,386
403	Exxaro Resources Ltd.	4,753
4,468	FirstRand Ltd.	16,767
1,175	Kumba Iron Ore Ltd.	52,709
543	Mr Price Group Ltd.	8,005
1,715	MultiChoice Group	14,092
869	Naspers Ltd., Class N	182,453
2,218	Remgro Ltd.	17,800
3,874	Sanlam Ltd.	16,649
727	Shoprite Holdings Ltd.	7,913
602	SPAR Group (The) Ltd.	7,626
1,839	Standard Bank Group Ltd.	16,434
542	Tiger Brands Ltd.	7,933
1,751	Vodacom Group Ltd.	15,790
2,128	Woolworths Holdings Ltd. (b)	8,034
		546,023
	Taiwan – 19.5%
26,437	Asia Cement Corp.	48,106
15,226	Cathay Financial Holding Co., Ltd.	29,455
69,532	China Development Financial Holding Corp.	32,816
126,455	China Steel Corp.	179,726
6,771	Chunghwa Telecom Co., Ltd.	27,704
234,832	Compal Electronics, Inc.	188,371
33,036	CTBC Financial Holding Co., Ltd.	26,915
27,973	E.Sun Financial Holding Co., Ltd.	26,404
11,778	Far EasTone Telecommunications Co., Ltd.	27,308
32,887	First Financial Holding Co., Ltd.	26,794
12,854	Fubon Financial Holding Co., Ltd.	34,093
39,147	Hua Nan Financial Holdings Co., Ltd.	25,922
232,223	Inventec Corp.	218,783
22,887	Mega Financial Holding Co., Ltd.	26,984
2,344	President Chain Store Corp.	22,126
79,791	Shin Kong Financial Holding Co., Ltd.	27,291
56,816	SinoPac Financial Holdings Co., Ltd.	28,038
54,484	Taishin Financial Holding Co., Ltd.	29,821
27,001	Taiwan Cement Corp.	49,423
34,519	Taiwan Cooperative Financial Holding Co., Ltd.	26,327
40,180	Taiwan High Speed Rail Corp.	43,118
7,688	Taiwan Mobile Co., Ltd.	28,145
8,734	Uni-President Enterprises Corp.	22,946
128,484	WPG Holdings Ltd.	235,640
32,448	Yuanta Financial Holding Co., Ltd.	31,269
		1,463,525
	Thailand – 5.0%
1,300	Advanced Info Service PCL	6,936
8,400	B Grimm Power PCL	11,008
5,200	Bangkok Bank PCL	18,334
17,300	Bangkok Dusit Medical Services PCL	12,415
65,300	Bangkok Expressway & Metro PCL	16,605

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
14,600	Berli Jucker PCL	$15,830
61,200	BTS Group Holdings PCL	17,854
2,700	Bumrungrad Hospital PCL	10,825
17,400	Charoen Pokphand Foods PCL	14,387
7,400	CP ALL PCL	13,853
2,100	Electricity Generating PCL	11,466
11,400	Gulf Energy Development PCL	12,183
39,900	Home Product Center PCL	17,927
4,000	Intouch Holdings PCL	8,112
53,600	Krung Thai Bank PCL	17,895
83,000	Land & Houses PCL	20,588
14,500	Osotspa PCL	17,079
6,800	PTT Exploration & Production PCL	24,824
18,800	PTT PCL	23,023
1,400	Siam Cement (The) PCL	18,870
5,900	Siam Commercial Bank (The) PCL	18,041
29,800	Thai Beverage PCL	14,959
6,700	Tisco Financial Group PCL	18,501
7,000	Total Access Communication PCL	6,661
67,900	True Corp PCL	6,737
		374,913
	Turkey – 0.8%
4,985	Akbank T.A.S.	3,023
603	Arcelik A.S.	2,064
1,643	Aselsan Elektronik Sanayi Ve Ticaret A.S.	2,778
608	BIM Birlesik Magazalar A.S.	4,340
623	Coca-Cola Icecek A.S.	5,563
3,101	Enka Insaat ve Sanayi A.S.	3,323
1,526	Eregli Demir ve Celik Fabrikalari T.A.S.	3,155
104	Ford Otomotiv Sanayi A.S.	2,033
319	Gubre Fabrikalari T.A.S. (b)	1,889
2,718	Haci Omer Sabanci Holding A.S.	2,775
1,925	KOC Holding A.S.	4,053
696	Sasa Polyester Sanayi A.S. (e)	2,173
609	Tofas Turk Otomobil Fabrikasi A.S.	2,066
415	Tupras Turkiye Petrol Rafinerileri A.S. (b)	4,516
3,571	Turk Telekomunikasyon A.S.	2,723
1,617	Turkcell Iletisim Hizmetleri A.S.	2,990
3,494	Turkiye Garanti Bankasi A.S.	3,331
4,850	Turkiye Is Bankasi A.S., Class C	2,841
3,374	Turkiye Sise ve Cam Fabrikalari A.S.	2,960
10,626	Yapi ve Kredi Bankasi A.S.	2,636
		61,232
	Virgin Islands (British) – 0.1%
294	Mail.Ru Group Ltd., GDR (b) (c)	6,662
	Total Common Stocks	7,457,227
	(Cost $6,969,845)
REAL ESTATE INVESTMENT TRUSTS (a) – 0.2%
	Mexico – 0.1%
6,853	Fibra Uno Administracion S.A. de C.V.	7,392

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	South Africa – 0.1%
6,107	Growthpoint Properties Ltd.	$6,372
	Total Real Estate Investment Trusts	13,764
	(Cost $16,380)

Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) – 0.0%
	India – 0.0%
11,716	Britannia Industries Ltd. (INR)	5.50%	06/03/24	159
	(Cost $0)

Total Investments – 99.6%	7,471,150
(Cost $6,986,225) (f)
Net Other Assets and Liabilities – 0.4%	26,889
Net Assets – 100.0%	$7,498,039

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Non-income producing security that makes payment-in-kind (“PIK”) distributions. For the fiscal year-to-date period (April 1, 2021 through June 30, 2021), the Fund received 182 PIK shares of Sasa Polyester Sanayi A.S.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $968,234 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $483,309. The net unrealized appreciation was $484,925.

GDR	Global Depositary Receipt
INR	Indian Rupee

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 374,913	$ 14,959	$ 359,954	$ —
Other Country Categories*	7,082,314	7,082,314	—	—
Real Estate Investment Trusts*	13,764	13,764	—	—
Foreign Corporate Bonds and Notes*	159	—	159	—
Total Investments	$ 7,471,150	$ 7,111,037	$ 360,113	$—

*	See Portfolio of Investments for country breakout.
Currency Exposure Diversification	% of Total Investments
Hong Kong Dollar	20.4%
New Taiwan Dollar	19.6
Indian Rupee	18.2
Brazilian Real	10.8
South African Rand	7.5
Mexican Peso	5.0
Thai Baht	4.8
Indonesian Rupiah	2.9
Russian Ruble	2.4
Malaysian Ringgit	2.0
Philippine Peso	1.6
Polish Zloty	1.3
Chilean Peso	1.1
Turkish Lira	0.8
Hungarian Forint	0.6
United States Dollar	0.4
Colombian Peso	0.2
Singapore Dollar	0.2
Czech Republic Koruna	0.2
Total	100.0%

Sector Allocation	% of Total Investments
Financials	27.7%
Materials	16.4
Information Technology	14.0
Consumer Staples	11.5
Industrials	6.1
Consumer Discretionary	6.0
Communication Services	4.5
Real Estate	4.1
Utilities	3.4
Health Care	3.3
Energy	3.0
Total	100.0%

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.4%
	Aerospace & Defense – 1.6%
337	General Dynamics Corp.	$63,444
486	HEICO Corp.	67,758
623	L3Harris Technologies, Inc.	134,661
165	Lockheed Martin Corp.	62,428
188	Northrop Grumman Corp.	68,325
791	Raytheon Technologies Corp.	67,480
		464,096
	Air Freight & Logistics – 0.7%
568	Expeditors International of Washington, Inc.	71,909
215	FedEx Corp.	64,141
360	United Parcel Service, Inc., Class B	74,869
		210,919
	Banks – 2.7%
1,408	Bank of America Corp.	58,052
749	Citigroup, Inc.	52,992
1,235	Citizens Financial Group, Inc.	56,649
1,455	Fifth Third Bancorp	55,625
327	First Republic Bank	61,205
3,467	Huntington Bancshares, Inc.	49,474
358	JPMorgan Chase & Co.	55,683
2,728	KeyCorp	56,333
359	M&T Bank Corp.	52,166
310	PNC Financial Services Group (The), Inc.	59,136
2,638	Regions Financial Corp.	53,235
934	Truist Financial Corp.	51,837
985	US Bancorp	56,115
1,394	Wells Fargo & Co.	63,134
		781,636
	Beverages – 0.9%
707	Brown-Forman Corp., Class B	52,982
925	Coca-Cola (The) Co.	50,052
214	Constellation Brands, Inc., Class A	50,052
1,420	Keurig Dr. Pepper, Inc.	50,041
345	PepsiCo, Inc.	51,119
		254,246
	Biotechnology – 1.1%
988	AbbVie, Inc.	111,288
430	Amgen, Inc.	104,813
1,654	Gilead Sciences, Inc.	113,894
		329,995
	Building Products – 0.9%
1,447	Carrier Global Corp.	70,324
1,024	Johnson Controls International PLC	70,277
1,021	Masco Corp.	60,147
Shares	Description	Value

	Building Products (Continued)
370	Trane Technologies PLC	$68,132
		268,880
	Capital Markets – 4.2%
234	Ameriprise Financial, Inc.	58,238
1,152	Bank of New York Mellon (The) Corp.	59,017
72	BlackRock, Inc.	62,998
731	Blackstone Group (The), Inc.	71,009
836	Charles Schwab (The) Corp.	60,869
267	CME Group, Inc.	56,786
1,841	Franklin Resources, Inc.	58,894
166	Goldman Sachs Group (The), Inc.	63,002
488	Intercontinental Exchange, Inc.	57,926
1,115	KKR & Co., Inc.	66,053
109	MarketAxess Holdings, Inc.	50,531
182	Moody’s Corp.	65,951
702	Morgan Stanley	64,366
130	MSCI, Inc.	69,300
370	Nasdaq, Inc.	65,046
519	Northern Trust Corp.	60,007
445	Raymond James Financial, Inc.	57,805
155	S&P Global, Inc.	63,620
649	State Street Corp.	53,400
318	T Rowe Price Group, Inc.	62,954
		1,227,772
	Chemicals – 1.6%
93	Air Products & Chemicals, Inc.	26,754
179	Albemarle Corp.	30,154
175	Celanese Corp.	26,530
1,047	Corteva, Inc.	46,435
410	Dow, Inc.	25,945
791	DuPont de Nemours, Inc.	61,231
237	Eastman Chemical Co.	27,670
122	Ecolab, Inc.	25,128
236	FMC Corp.	25,535
252	LyondellBasell Industries N.V., Class A	25,923
407	PPG Industries, Inc.	69,097
249	Sherwin-Williams (The) Co.	67,840
		458,242
	Commercial Services & Supplies – 0.9%
179	Cintas Corp.	68,378
296	Republic Services, Inc.	32,563
4,006	Rollins, Inc.	137,005
228	Waste Management, Inc.	31,945
		269,891
	Communications Equipment – 1.4%
2,440	Cisco Systems, Inc.	129,320
671	Motorola Solutions, Inc.	145,507

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Communications Equipment (Continued)
422	Ubiquiti, Inc.	$131,744
		406,571
	Construction Materials – 0.4%
182	Martin Marietta Materials, Inc.	64,030
362	Vulcan Materials Co.	63,013
		127,043
	Consumer Finance – 1.2%
1,205	Ally Financial, Inc.	60,057
432	American Express Co.	71,379
481	Capital One Financial Corp.	74,406
574	Discover Financial Services	67,899
1,504	Synchrony Financial	72,974
		346,715
	Containers & Packaging – 0.6%
143	Avery Dennison Corp.	30,064
721	Ball Corp.	58,415
483	International Paper Co.	29,613
454	Packaging Corp. of America	61,481
		179,573
	Distributors – 1.2%
1,192	Genuine Parts Co.	150,752
399	Pool Corp.	183,006
		333,758
	Diversified Telecommunication Services – 1.3%
4,168	AT&T, Inc.	119,955
9,449	Lumen Technologies, Inc.	128,412
2,170	Verizon Communications, Inc.	121,585
		369,952
	Electric Utilities – 1.2%
347	American Electric Power Co., Inc.	29,353
590	Avangrid, Inc.	30,344
305	Duke Energy Corp.	30,109
502	Edison International	29,026
296	Entergy Corp.	29,511
340	Eversource Energy	27,282
673	Exelon Corp.	29,821
849	FirstEnergy Corp.	31,591
390	NextEra Energy, Inc.	28,579
1,019	PPL Corp.	28,501
473	Southern (The) Co.	28,621
443	Xcel Energy, Inc.	29,185
		351,923
	Electrical Equipment – 0.9%
479	AMETEK, Inc.	63,946
Shares	Description	Value

	Electrical Equipment (Continued)
442	Eaton Corp. PLC	$65,495
678	Emerson Electric Co.	65,251
230	Rockwell Automation, Inc.	65,785
		260,477
	Electronic Equipment, Instruments & Components – 3.1%
3,153	Amphenol Corp., Class A	215,697
1,255	CDW Corp.	219,186
737	Cognex Corp.	61,945
4,781	Corning, Inc.	195,543
1,612	TE Connectivity Ltd.	217,958
		910,329
	Energy Equipment & Services – 0.5%
2,204	Baker Hughes Co.	50,405
2,219	Halliburton Co.	51,303
1,751	Schlumberger N.V.	56,050
		157,758
	Entertainment – 1.0%
1,482	Activision Blizzard, Inc.	141,442
1,019	Electronic Arts, Inc.	146,563
		288,005
	Food & Staples Retailing – 1.5%
391	Costco Wholesale Corp.	154,707
1,356	Kroger (The) Co.	51,949
619	Sysco Corp.	48,127
889	Walgreens Boots Alliance, Inc.	46,770
1,015	Walmart, Inc.	143,135
		444,688
	Food Products – 2.1%
857	Archer-Daniels-Midland Co.	51,934
971	Campbell Soup Co.	44,268
1,298	Conagra Brands, Inc.	47,221
796	General Mills, Inc.	48,500
308	Hershey (The) Co.	53,647
1,022	Hormel Foods Corp.	48,801
385	JM Smucker (The) Co.	49,884
771	Kellogg Co.	49,598
1,220	Kraft Heinz (The) Co.	49,752
547	McCormick & Co., Inc.	48,311
833	Mondelez International, Inc., Class A	52,013
656	Tyson Foods, Inc., Class A	48,387
		592,316
	Health Care Equipment & Supplies – 4.8%
892	Abbott Laboratories	103,410

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
1,267	Baxter International, Inc.	$101,993
439	Becton Dickinson and Co.	106,760
278	Cooper (The) Cos., Inc.	110,163
474	Danaher Corp.	127,203
905	Medtronic PLC	112,338
551	ResMed, Inc.	135,832
561	STERIS PLC	115,734
438	Stryker Corp.	113,762
257	Teleflex, Inc.	103,260
379	West Pharmaceutical Services, Inc.	136,099
668	Zimmer Biomet Holdings, Inc.	107,428
		1,373,982
	Health Care Providers & Services – 3.2%
413	AmerisourceBergen Corp.	47,284
298	Anthem, Inc.	113,777
1,760	Cardinal Health, Inc.	100,478
443	Cigna Corp.	105,022
649	CVS Health Corp.	54,153
568	HCA Healthcare, Inc.	117,428
255	Humana, Inc.	112,894
250	McKesson Corp.	47,810
833	Quest Diagnostics, Inc.	109,931
287	UnitedHealth Group, Inc.	114,926
		923,703
	Health Care Technology – 0.4%
1,487	Cerner Corp.	116,224
	Hotels, Restaurants & Leisure – 3.1%
971	Darden Restaurants, Inc.	141,756
375	Domino’s Pizza, Inc.	174,934
615	McDonald’s Corp.	142,059
3,629	MGM Resorts International	154,777
1,262	Starbucks Corp.	141,104
1,275	Yum! Brands, Inc.	146,663
		901,293
	Household Durables – 1.5%
1,547	DR Horton, Inc.	139,802
1,045	Garmin Ltd.	151,149
1,362	Lennar Corp., Class A	135,315
		426,266
	Household Products – 0.8%
559	Church & Dwight Co., Inc.	47,638
253	Clorox (The) Co.	45,517
619	Colgate-Palmolive Co.	50,356
350	Kimberly-Clark Corp.	46,823
Shares	Description	Value

	Household Products (Continued)
360	Procter & Gamble (The) Co.	$48,575
		238,909
	Independent Power & Renewable Electricity Producers – 0.1%
1,098	AES (The) Corp.	28,625
	Industrial Conglomerates – 1.5%
318	3M Co.	63,165
4,655	General Electric Co.	62,656
282	Honeywell International, Inc.	61,857
516	Roper Technologies, Inc.	242,623
		430,301
	Insurance – 3.0%
1,065	Aflac, Inc.	57,148
474	Allstate (The) Corp.	61,829
1,180	American International Group, Inc.	56,168
237	Aon PLC, Class A	56,586
436	Arthur J. Gallagher & Co.	61,075
345	Chubb Ltd.	54,834
528	Cincinnati Financial Corp.	61,575
816	Hartford Financial Services Group (The), Inc.	50,568
1,063	Loews Corp.	58,093
448	Marsh & McLennan Cos., Inc.	63,025
897	MetLife, Inc.	53,685
908	Principal Financial Group, Inc.	57,376
570	Progressive (The) Corp.	55,980
598	Prudential Financial, Inc.	61,277
362	Travelers (The) Cos., Inc.	54,195
		863,414
	Internet & Direct Marketing Retail – 0.6%
2,251	eBay, Inc.	158,043
	IT Services – 3.2%
221	Accenture PLC, Class A	65,149
324	Automatic Data Processing, Inc.	64,353
356	Broadridge Financial Solutions, Inc.	57,505
2,663	Cognizant Technology Solutions Corp., Class A	184,439
435	Fidelity National Information Services, Inc.	61,626
303	Global Payments, Inc.	56,825
1,561	International Business Machines Corp.	228,827
172	Mastercard, Inc., Class A	62,795
624	Paychex, Inc.	66,955

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
289	Visa, Inc., Class A	$67,574
		916,048
	Leisure Products – 0.5%
1,435	Hasbro, Inc.	135,636
	Life Sciences Tools & Services – 1.7%
841	Agilent Technologies, Inc.	124,308
280	Bio-Techne Corp.	126,073
833	PerkinElmer, Inc.	128,624
234	Thermo Fisher Scientific, Inc.	118,046
		497,051
	Machinery – 2.8%
264	Caterpillar, Inc.	57,454
236	Cummins, Inc.	57,539
163	Deere & Co.	57,492
446	Dover Corp.	67,168
865	Fortive Corp.	60,325
292	IDEX Corp.	64,255
276	Illinois Tool Works, Inc.	61,702
893	Otis Worldwide Corp.	73,021
658	PACCAR, Inc.	58,726
194	Parker-Hannifin Corp.	59,579
306	Stanley Black & Decker, Inc.	62,727
772	Westinghouse Air Brake Technologies Corp.	63,536
581	Xylem, Inc.	69,697
		813,221
	Media – 2.5%
2,332	Comcast Corp., Class A	132,971
3,818	Fox Corp., Class A	141,762
1,859	Omnicom Group, Inc.	148,702
22,637	Sirius XM Holdings, Inc.	148,046
3,057	ViacomCBS, Inc., Class B	138,176
		709,657
	Metals & Mining – 0.2%
434	Newmont Corp.	27,507
326	Nucor Corp.	31,273
		58,780
	Multiline Retail – 1.1%
681	Dollar General Corp.	147,362
696	Target Corp.	168,251
		315,613
	Multi-Utilities – 0.8%
362	Ameren Corp.	28,974
481	CMS Energy Corp.	28,417
394	Consolidated Edison, Inc.	28,258
388	Dominion Energy, Inc.	28,545
221	DTE Energy Co.	28,642
Shares	Description	Value

	Multi-Utilities (Continued)
489	Public Service Enterprise Group, Inc.	$29,213
222	Sempra Energy	29,411
314	WEC Energy Group, Inc.	27,930
		229,390
	Oil, Gas & Consumable Fuels – 2.4%
454	Chevron Corp.	47,552
899	ConocoPhillips	54,749
656	EOG Resources, Inc.	54,737
853	Exxon Mobil Corp.	53,807
673	Hess Corp.	58,766
2,861	Kinder Morgan, Inc.	52,156
890	Marathon Petroleum Corp.	53,774
1,789	Occidental Petroleum Corp.	55,942
940	ONEOK, Inc.	52,302
584	Phillips 66	50,119
300	Pioneer Natural Resources Co.	48,756
665	Valero Energy Corp.	51,923
2,011	Williams (The) Cos., Inc.	53,392
		687,975
	Personal Products – 0.5%
474	Estee Lauder (The) Cos., Inc., Class A	150,770
	Pharmaceuticals – 2.4%
1,693	Bristol-Myers Squibb Co.	113,126
572	Eli Lilly & Co.	131,286
650	Johnson & Johnson	107,081
1,386	Merck & Co., Inc.	107,789
2,950	Pfizer, Inc.	115,522
679	Zoetis, Inc.	126,538
		701,342
	Professional Services – 1.7%
338	Equifax, Inc.	80,954
473	Jacobs Engineering Group, Inc.	63,108
2,161	Leidos Holdings, Inc.	218,477
679	TransUnion	74,561
346	Verisk Analytics, Inc.	60,453
		497,553
	Road & Rail – 1.1%
1,902	CSX Corp.	61,016
363	JB Hunt Transport Services, Inc.	59,151
228	Norfolk Southern Corp.	60,513
254	Old Dominion Freight Line, Inc.	64,465
277	Union Pacific Corp.	60,921
		306,066
	Semiconductors & Semiconductor Equipment – 12.4%
1,342	Analog Devices, Inc.	231,039

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
1,558	Applied Materials, Inc.	$221,859
449	Broadcom, Inc.	214,101
1,860	Entegris, Inc.	228,724
3,251	Intel Corp.	182,511
630	KLA Corp.	204,252
349	Lam Research Corp.	227,094
4,247	Marvell Technology, Inc.	247,728
1,340	Microchip Technology, Inc.	200,652
589	Monolithic Power Systems, Inc.	219,962
390	NVIDIA Corp.	312,039
1,033	NXP Semiconductors N.V.	212,509
1,569	QUALCOMM, Inc.	224,257
1,134	Skyworks Solutions, Inc.	217,445
1,710	Teradyne, Inc.	229,072
1,101	Texas Instruments, Inc.	211,722
		3,584,966
	Software – 4.8%
1,482	Citrix Systems, Inc.	173,794
543	Intuit, Inc.	266,162
882	Microsoft Corp.	238,934
9,785	NortonLifeLock, Inc.	266,348
2,965	Oracle Corp.	230,795
2,977	SS&C Technologies Holdings, Inc.	214,523
		1,390,556
	Specialty Retail – 2.9%
1,201	Best Buy Co., Inc.	138,091
452	Home Depot (The), Inc.	144,138
725	Lowe’s Cos., Inc.	140,628
1,150	Ross Stores, Inc.	142,600
2,084	TJX (The) Cos., Inc.	140,503
778	Tractor Supply Co.	144,755
		850,715
	Technology Hardware, Storage & Peripherals – 4.6%
1,703	Apple, Inc.	233,243
13,216	Hewlett Packard Enterprise Co.	192,689
6,552	HP, Inc.	197,805
2,862	NetApp, Inc.	234,169
2,711	Seagate Technology Holdings PLC	238,378
3,116	Western Digital Corp. (a)	221,766
		1,318,050
	Textiles, Apparel & Luxury Goods – 1.0%
1,038	NIKE, Inc., Class B	160,361
1,725	VF Corp.	141,519
		301,880
Shares	Description	Value

	Tobacco – 0.4%
954	Altria Group, Inc.	$45,487
550	Philip Morris International, Inc.	54,510
		99,997
	Trading Companies & Distributors – 0.3%
521	Fastenal Co.	27,092
152	WW Grainger, Inc.	66,576
		93,668
	Water Utilities – 0.1%
196	American Water Works Co., Inc.	30,209
	Total Common Stocks	28,184,688
	(Cost $22,240,718)
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
169	Alexandria Real Estate Equities, Inc.	30,748
116	American Tower Corp.	31,336
151	AvalonBay Communities, Inc.	31,512
275	Boston Properties, Inc.	31,512
162	Crown Castle International Corp.	31,606
198	Digital Realty Trust, Inc.	29,791
666	Duke Realty Corp.	31,535
41	Equinix, Inc.	32,907
390	Equity Residential	30,030
103	Essex Property Trust, Inc.	30,901
211	Extra Space Storage, Inc.	34,566
880	Healthpeak Properties, Inc.	29,295
872	Invitation Homes, Inc.	32,517
194	Mid-America Apartment Communities, Inc.	32,674
264	Prologis, Inc.	31,556
113	Public Storage	33,978
439	Realty Income Corp.	29,299
101	SBA Communications Corp.	32,189
246	Simon Property Group, Inc.	32,098
186	Sun Communities, Inc.	31,880
522	Ventas, Inc.	29,806
989	VICI Properties, Inc.	30,679
390	Welltower, Inc.	32,409
785	Weyerhaeuser Co.	27,020
	Total Real Estate Investment Trusts	751,844
	(Cost $577,496)
	Total Investments – 100.0%	28,936,532
	(Cost $22,818,214) (b)
	Net Other Assets and Liabilities – 0.0%	14,467
	Net Assets – 100.0%	$28,950,999

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $6,191,126 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $72,808. The net unrealized appreciation was $6,118,318.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 28,184,688	$ 28,184,688	$ —	$ —
Real Estate Investment Trusts*	751,844	751,844	—	—
Total Investments	$ 28,936,532	$ 28,936,532	$—	$—

*	See Portfolio of Investments for industry breakout.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 89.4%
	Aerospace & Defense – 1.4%
764	BWX Technologies, Inc.	$44,404
425	Curtiss-Wright Corp.	50,473
245	Huntington Ingalls Industries, Inc.	51,634
1,035	Spirit AeroSystems Holdings, Inc., Class A	48,842
898	Textron, Inc.	61,755
		257,108
	Air Freight & Logistics – 0.3%
528	CH Robinson Worldwide, Inc.	49,458
	Auto Components – 1.3%
1,737	BorgWarner, Inc.	84,314
2,258	Gentex Corp.	74,717
444	Lear Corp.	77,825
		236,856
	Automobiles – 0.8%
2,009	Harley-Davidson, Inc.	92,052
598	Thor Industries, Inc.	67,574
		159,626
	Banks – 4.0%
878	Bank OZK	37,016
401	BOK Financial Corp.	34,727
500	Comerica, Inc.	35,670
468	Commerce Bancshares, Inc.	34,894
330	Cullen/Frost Bankers, Inc.	36,960
486	East West Bancorp, Inc.	34,841
43	First Citizens BancShares, Inc., Class A	35,808
767	First Financial Bankshares, Inc.	37,683
2,120	First Horizon Corp.	36,634
628	Glacier Bancorp, Inc.	34,590
404	Pinnacle Financial Partners, Inc.	35,669
510	Popular, Inc.	38,276
479	Prosperity Bancshares, Inc.	34,392
159	Signature Bank	39,058
457	South State Corp.	37,364
784	Synovus Financial Corp.	34,402
929	United Bankshares, Inc.	33,909
2,609	Valley National Bancorp	35,039
651	Webster Financial Corp.	34,724
380	Western Alliance Bancorp	35,283
652	Zions Bancorp N.A.	34,465
		751,404
	Building Products – 2.8%
745	A.O. Smith Corp.	53,685
719	AAON, Inc.	45,002
487	Advanced Drainage Systems, Inc.	56,770
401	Allegion PLC	55,859
559	Armstrong World Industries, Inc.	59,958
Shares	Description	Value

	Building Products (Continued)
841	Fortune Brands Home & Security, Inc.	$83,772
162	Lennox International, Inc.	56,830
547	Owens Corning	53,551
485	Simpson Manufacturing Co., Inc.	53,563
		518,990
	Capital Markets – 3.3%
241	Affiliated Managers Group, Inc.	37,165
763	Apollo Global Management, Inc.	47,459
640	Ares Management Corp., Class A	40,698
975	Carlyle Group (The), Inc.	45,318
363	Cboe Global Markets, Inc.	43,215
272	Evercore, Inc., Class A	38,289
116	FactSet Research Systems, Inc.	38,931
491	Interactive Brokers Group, Inc., Class A	32,273
1,422	Invesco, Ltd.	38,010
1,191	Jefferies Financial Group, Inc.	40,732
824	Lazard Ltd., Class A	37,286
252	LPL Financial Holdings, Inc.	34,015
159	Morningstar, Inc.	40,880
588	SEI Investments Co.	36,438
560	Stifel Financial Corp.	36,322
484	Tradeweb Markets, Inc., Class A	40,927
		627,958
	Chemicals – 3.4%
448	Ashland Global Holdings, Inc.	39,200
877	CF Industries Holdings, Inc.	45,122
1,426	Chemours (The) Co.	49,625
2,177	Element Solutions, Inc.	50,898
1,381	Huntsman Corp.	36,624
285	International Flavors & Fragrances, Inc.	42,579
1,259	Mosaic (The) Co.	40,175
105	NewMarket Corp.	33,808
1,048	Olin Corp.	48,480
163	Quaker Chemical Corp.	38,662
548	RPM International, Inc.	48,597
163	Scotts Miracle-Gro (The) Co.	31,283
1,527	Valvoline, Inc.	49,566
665	W.R. Grace & Co.	45,965
448	Westlake Chemical Corp.	40,360
		640,944
	Commercial Services & Supplies – 0.9%
5,966	ADT, Inc.	64,373
336	MSA Safety, Inc.	55,635
371	Tetra Tech, Inc.	45,277
		165,285
	Communications Equipment – 0.8%
5,498	Juniper Networks, Inc.	150,370

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Construction & Engineering – 0.8%
449	EMCOR Group, Inc.	$55,312
572	Quanta Services, Inc.	51,806
212	Valmont Industries, Inc.	50,043
		157,161
	Construction Materials – 0.3%
375	Eagle Materials, Inc.	53,291
	Consumer Finance – 0.7%
667	OneMain Holdings, Inc.	39,960
1,325	Santander Consumer USA Holdings, Inc.	48,124
1,995	SLM Corp.	41,775
		129,859
	Containers & Packaging – 2.0%
355	AptarGroup, Inc.	49,998
519	Crown Holdings, Inc.	53,047
2,773	Graphic Packaging Holding Co.	50,302
1,099	Sealed Air Corp.	65,116
1,198	Silgan Holdings, Inc.	49,717
795	Sonoco Products Co.	53,185
967	WestRock Co.	51,464
		372,829
	Diversified Consumer Services – 0.5%
1,578	Service Corp. International	84,565
	Diversified Financial Services – 0.4%
1,099	Equitable Holdings, Inc.	33,465
563	Voya Financial, Inc.	34,624
		68,089
	Electric Utilities – 1.8%
787	Alliant Energy Corp.	43,883
716	Evergy, Inc.	43,268
959	Hawaiian Electric Industries, Inc.	40,546
426	IDACORP, Inc.	41,535
1,129	NRG Energy, Inc.	45,499
1,317	OGE Energy Corp.	44,317
524	Pinnacle West Capital Corp.	42,952
898	Portland General Electric Co.	41,380
		343,380
	Electrical Equipment – 1.8%
305	Acuity Brands, Inc.	57,044
269	Hubbell, Inc.	50,260
353	Regal Beloit Corp.	47,129
7,045	Vertiv Holdings Co.	192,329
		346,762
Shares	Description	Value

	Electronic Equipment, Instruments & Components – 3.4%
1,291	Advanced Energy Industries, Inc.	$145,509
2,701	Jabil, Inc.	156,982
190	Littelfuse, Inc.	48,410
3,263	National Instruments Corp.	137,960
1,227	SYNNEX Corp.	149,399
		638,260
	Entertainment – 0.4%
2,346	Warner Music Group Corp., Class A	84,550
	Food & Staples Retailing – 0.7%
3,394	Albertsons Cos., Inc., Class A	66,726
299	Casey’s General Stores, Inc.	58,197
		124,923
	Food Products – 2.1%
817	Bunge Ltd.	63,849
2,720	Flowers Foods, Inc.	65,824
720	Ingredion, Inc.	65,160
835	Lamb Weston Holdings, Inc.	67,351
369	Lancaster Colony Corp.	71,405
18	Seaboard Corp.	69,637
		403,226
	Gas Utilities – 0.9%
431	Atmos Energy Corp.	41,423
852	National Fuel Gas Co.	44,517
554	ONE Gas, Inc.	41,063
1,039	UGI Corp.	48,116
		175,119
	Health Care Equipment & Supplies – 2.6%
3,799	DENTSPLY SIRONA, Inc.	240,325
2,194	Hill-Rom Holdings, Inc.	249,216
		489,541
	Health Care Providers & Services – 6.5%
527	Chemed Corp.	250,061
2,960	Encompass Health Corp.	230,969
2,583	Ensign Group (The), Inc.	223,869
7,161	Premier, Inc., Class A	249,131
1,817	Universal Health Services, Inc., Class B	266,063
		1,220,093
	Hotels, Restaurants & Leisure – 3.2%
2,132	Aramark	79,417
751	Choice Hotels International, Inc.	89,264
354	Churchill Downs, Inc.	70,184

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure (Continued)
1,317	Travel + Leisure Co.	$78,296
3,975	Wendy’s (The) Co.	93,094
633	Wingstop, Inc.	99,780
1,154	Wyndham Hotels & Resorts, Inc.	83,423
		593,458
	Household Durables – 3.1%
1,731	KB Home	70,486
1,764	Leggett & Platt, Inc.	91,393
3,008	Newell Brands, Inc.	82,630
1,536	PulteGroup, Inc.	83,820
2,203	Tempur Sealy International, Inc.	86,336
1,420	Toll Brothers, Inc.	82,090
366	Whirlpool Corp.	79,795
		576,550
	Household Products – 0.6%
2,174	Reynolds Consumer Products, Inc.	65,981
211	WD-40 Co.	54,077
		120,058
	Independent Power & Renewable Electricity Producers – 0.4%
543	Ormat Technologies, Inc.	37,755
2,410	Vistra Corp.	44,705
		82,460
	Industrial Conglomerates – 0.3%
306	Carlisle Cos., Inc.	58,562
	Insurance – 4.3%
349	American Financial Group, Inc.	43,527
253	Assurant, Inc.	39,514
723	Axis Capital Holdings Ltd.	35,434
784	Brown & Brown, Inc.	41,662
803	CNA Financial Corp.	36,528
162	Erie Indemnity Co., Class A	31,323
145	Everest Re Group Ltd.	36,541
882	Fidelity National Financial, Inc.	38,332
633	First American Financial Corp.	39,468
371	Globe Life, Inc.	35,338
277	Hanover Insurance Group (The), Inc.	37,572
450	Kemper Corp.	33,255
218	Kinsale Capital Group, Inc.	35,920
576	Lincoln National Corp.	36,196
1,642	Old Republic International Corp.	40,902
243	Primerica, Inc.	37,213
284	Reinsurance Group of America, Inc.	32,376
224	RenaissanceRe Holdings Ltd.	33,336
Shares	Description	Value

	Insurance (Continued)
321	RLI Corp.	$33,573
494	Selective Insurance Group, Inc.	40,088
1,288	Unum Group	36,579
476	W.R. Berkley Corp.	35,429
		810,106
	IT Services – 1.1%
1,176	Genpact Ltd.	53,426
332	Jack Henry & Associates, Inc.	54,285
566	Maximus, Inc.	49,791
2,042	Western Union (The) Co.	46,905
		204,407
	Leisure Products – 0.7%
528	Brunswick Corp.	52,599
603	Polaris, Inc.	82,587
		135,186
	Life Sciences Tools & Services – 1.5%
3,771	Bruker Corp.	286,521
	Machinery – 4.3%
360	AGCO Corp.	46,937
1,233	Allison Transmission Holdings, Inc.	48,999
536	Crane Co.	49,510
866	Donaldson Co., Inc.	55,017
1,297	Flowserve Corp.	52,295
703	Graco, Inc.	53,217
554	ITT, Inc.	50,741
378	John Bean Technologies Corp.	53,910
410	Lincoln Electric Holdings, Inc.	54,001
253	Nordson Corp.	55,536
424	Oshkosh Corp.	52,847
845	Rexnord Corp.	42,284
218	Snap-on, Inc.	48,708
490	Timken (The) Co.	39,489
488	Toro (The) Co.	53,622
417	Woodward, Inc.	51,241
		808,354
	Media – 2.5%
76	Cable One, Inc.	145,374
2,758	Interpublic Group of (The) Cos., Inc.	89,607
1,591	New York Times (The) Co., Class A	69,288
3,167	News Corp., Class A	81,614
574	Nexstar Media Group, Inc., Class A	84,883
		470,766
	Metals & Mining – 1.1%
1,980	Cleveland-Cliffs, Inc. (a)	42,689
261	Reliance Steel & Aluminum Co.	39,385

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
370	Royal Gold, Inc.	$42,217
784	Steel Dynamics, Inc.	46,726
1,521	United States Steel Corp.	36,504
		207,521
	Multiline Retail – 0.4%
1,351	Kohl’s Corp.	74,454
	Multi-Utilities – 1.0%
638	Black Hills Corp.	41,872
1,881	CenterPoint Energy, Inc.	46,122
1,593	MDU Resources Group, Inc.	49,925
1,767	NiSource, Inc.	43,291
		181,210
	Oil, Gas & Consumable Fuels – 3.7%
5,853	Antero Midstream Corp.	60,813
2,952	APA Corp.	63,852
2,814	Cabot Oil & Gas Corp.	49,132
890	Cimarex Energy Co.	64,481
2,419	Devon Energy Corp.	70,611
719	Diamondback Energy, Inc.	67,507
1,477	HollyFrontier Corp.	48,593
4,948	Marathon Oil Corp.	67,392
2,219	Ovintiv, Inc.	69,832
1,665	Targa Resources Corp.	74,009
33	Texas Pacific Land Corp.	52,791
		689,013
	Paper & Forest Products – 0.3%
908	Louisiana-Pacific Corp.	54,743
	Pharmaceuticals – 1.5%
5,990	Perrigo Co. PLC	274,642
	Professional Services – 2.2%
625	Booz Allen Hamilton Holding Corp.	53,237
517	Exponent, Inc.	46,121
1,312	KBR, Inc.	50,053
509	ManpowerGroup, Inc.	60,525
645	Robert Half International, Inc.	57,386
1,686	Science Applications International Corp.	147,913
		415,235
	Road & Rail – 0.5%
1,047	Knight-Swift Transportation Holdings, Inc.	47,597
305	Landstar System, Inc.	48,196
		95,793
Shares	Description	Value

	Semiconductors & Semiconductor Equipment – 4.0%
5,943	Amkor Technology, Inc.	$140,671
1,726	Brooks Automation, Inc.	164,453
797	CMC Materials, Inc.	120,140
272	MKS Instruments, Inc.	48,402
1,729	Power Integrations, Inc.	141,882
595	Universal Display Corp.	132,286
		747,834
	Software – 2.0%
2,607	CDK Global, Inc.	129,542
816	Dolby Laboratories, Inc., Class A	80,205
1,232	Pegasystems, Inc.	171,482
		381,229
	Specialty Retail – 3.2%
439	Advance Auto Parts, Inc.	90,056
2,755	American Eagle Outfitters, Inc.	103,395
1,058	Dick’s Sporting Goods, Inc.	106,001
1,432	Foot Locker, Inc.	88,254
206	Lithia Motors, Inc.	70,790
1,004	Penske Automotive Group, Inc.	75,792
449	Williams-Sonoma, Inc.	71,683
		605,971
	Technology Hardware, Storage & Peripherals – 0.7%
5,806	Xerox Holdings Corp.	136,383
	Textiles, Apparel & Luxury Goods – 0.8%
762	Columbia Sportswear Co.	74,950
4,095	Hanesbrands, Inc.	76,454
		151,404
	Thrifts & Mortgage Finance – 1.1%
755	Essent Group Ltd.	33,937
2,589	MGIC Investment Corp.	35,210
2,841	New York Community Bancorp, Inc.	31,308
536	PennyMac Financial Services, Inc.	33,082
1,542	Radian Group, Inc.	34,310
1,760	TFS Financial Corp.	35,728
		203,575
	Trading Companies & Distributors – 0.8%
1,028	Air Lease Corp.	42,909
558	MSC Industrial Direct Co., Inc., Class A	50,069
193	Watsco, Inc.	55,322
		148,300

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Water Utilities – 0.2%
952	Essential Utilities, Inc.	$43,506
	Total Common Stocks	16,806,888
	(Cost $13,882,861)
REAL ESTATE INVESTMENT TRUSTS – 10.5%
	Equity Real Estate Investment Trusts – 9.4%
531	Agree Realty Corp.	37,430
828	American Campus Communities, Inc.	38,684
1,072	American Homes 4 Rent, Class A	41,647
929	Americold Realty Trust	35,163
1,767	Brixmor Property Group, Inc.	40,447
325	Camden Property Trust	43,118
298	CoreSite Realty Corp.	40,111
1,011	Cousins Properties, Inc.	37,185
945	CubeSmart	43,772
528	CyrusOne, Inc.	37,763
1,138	Douglas Emmett, Inc.	38,260
249	EastGroup Properties, Inc.	40,948
562	Equity LifeStyle Properties, Inc.	41,762
352	Federal Realty Investment Trust	41,244
781	First Industrial Realty Trust, Inc.	40,792
842	Gaming and Leisure Properties, Inc.	39,010
1,179	Healthcare Realty Trust, Inc.	35,606
1,296	Healthcare Trust of America, Inc., Class A	34,603
832	Highwoods Properties, Inc.	37,581
198	Innovative Industrial Properties, Inc.	37,822
966	Iron Mountain, Inc.	40,881
1,124	JBG SMITH Properties	35,417
545	Kilroy Realty Corp.	37,954
1,906	Kimco Realty Corp.	39,740
381	Lamar Advertising Co., Class A	39,784
416	Life Storage, Inc.	44,658
1,680	Medical Properties Trust, Inc.	33,768
811	National Retail Properties, Inc.	38,020
976	Omega Healthcare Investors, Inc.	35,419
2,023	Physicians Realty Trust	37,365
231	PS Business Parks, Inc.	34,206
576	QTS Realty Trust, Inc., Class A	44,525
1,108	Rayonier, Inc.	39,810
630	Regency Centers Corp.	40,364
709	Rexford Industrial Realty, Inc.	40,377
510	Safehold, Inc.	40,035
511	SL Green Realty Corp.	40,880
841	Spirit Realty Capital, Inc.	40,233
1,064	STAG Industrial, Inc.	39,825
1,067	STORE Capital Corp.	36,822
619	Terreno Realty Corp.	39,938
815	UDR, Inc.	39,919
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
926	VEREIT, Inc.	$42,531
788	Vornado Realty Trust	36,776
505	WP Carey, Inc.	37,683
		1,759,878
	Mortgage Real Estate Investment Trusts – 1.1%
2,139	AGNC Investment Corp.	36,128
4,169	Annaly Capital Management, Inc.	37,021
1,156	Blackstone Mortgage Trust, Inc., Class A	36,865
637	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,768
3,187	New Residential Investment Corp.	33,750
1,449	Starwood Property Trust, Inc.	37,920
		217,452
	Total Real Estate Investment Trusts	1,977,330
	(Cost $1,702,059)
	Total Investments – 99.9%	18,784,218
	(Cost $15,584,920) (b)
	Net Other Assets and Liabilities – 0.1%	22,703
	Net Assets – 100.0%	$18,806,921

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,326,112 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $126,814. The net unrealized appreciation was $3,199,298.

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,806,888	$ 16,806,888	$ —	$ —
Real Estate Investment Trusts*	1,977,330	1,977,330	—	—
Total Investments	$ 18,784,218	$ 18,784,218	$—	$—

*	See Portfolio of Investments for industry breakout.

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.1%
	Aerospace & Defense – 0.8%
504	Kaman Corp.	$25,402
683	Maxar Technologies, Inc.	27,265
311	Moog, Inc., Class A	26,143
		78,810
	Air Freight & Logistics – 0.3%
291	Forward Air Corp.	26,117
	Auto Components – 1.0%
1,660	Dana, Inc.	39,442
305	LCI Industries	40,083
304	Patrick Industries, Inc.	22,192
		101,717
	Automobiles – 0.3%
527	Winnebago Industries, Inc.	35,815
	Banks – 9.7%
362	Ameris Bancorp	18,328
891	Associated Banc-Corp.	18,248
496	Atlantic Union Bankshares Corp.	17,965
269	BancFirst Corp.	16,794
585	BancorpSouth Bank	16,573
212	Bank of Hawaii Corp.	17,855
433	BankUnited, Inc.	18,485
356	Banner Corp.	19,299
917	Cadence BanCorp	19,147
466	Cathay General Bancorp	18,342
441	Columbia Banking System, Inc.	17,005
248	Community Bank System, Inc.	18,761
861	CVB Financial Corp.	17,728
357	Eagle Bancorp, Inc.	20,021
428	FB Financial Corp.	15,973
1,688	First BanCorp	20,121
792	First Financial Bancorp	18,715
695	First Hawaiian, Inc.	19,696
413	First Interstate BancSystem, Inc., Class A	17,276
409	First Merchants Corp.	17,043
868	First Midwest Bancorp, Inc.	17,212
1,497	FNB Corp.	18,458
1,116	Fulton Financial Corp.	17,610
628	Great Western Bancorp, Inc.	20,592
453	Hancock Whitney Corp.	20,131
378	Heartland Financial USA, Inc.	17,762
557	Hilltop Holdings, Inc.	20,275
703	Home BancShares, Inc.	17,350
1,262	Hope Bancorp, Inc.	17,895
226	Independent Bank Corp.	17,063
263	Independent Bank Group, Inc.	19,457
410	International Bancshares Corp.	17,605
1,294	Investors Bancorp, Inc.	18,452
275	Lakeland Financial Corp.	16,951
278	Live Oak Bancshares, Inc.	16,402
476	NBT Bancorp, Inc.	17,122
983	Old National Bancorp	17,311
Shares	Description	Value

	Banks (Continued)
438	Pacific Premier Bancorp, Inc.	$18,523
498	PacWest Bancorp	20,498
147	Park National Corp.	17,261
459	Renasant Corp.	18,360
438	Sandy Spring Bancorp, Inc.	19,329
310	ServisFirst Bancshares, Inc.	21,074
641	Simmons First National Corp., Class A	18,807
826	Sterling Bancorp	20,477
625	Towne Bank	19,012
565	Trustmark Corp.	17,402
206	UMB Financial Corp.	19,170
1,083	Umpqua Holdings Corp.	19,981
557	United Community Banks, Inc.	17,830
581	Veritex Holdings, Inc.	20,573
527	WesBanco, Inc.	18,777
303	Westamerica BanCorp	17,583
251	Wintrust Financial Corp.	18,983
		994,663
	Beverages – 0.3%
70	Coca-Cola Consolidated, Inc.	28,149
	Building Products – 0.7%
191	CSW Industrials, Inc.	22,626
951	Griffon Corp.	24,374
312	UFP Industries, Inc.	23,194
		70,194
	Capital Markets – 2.5%
364	Artisan Partners Asset Management, Inc., Class A	18,498
349	B. Riley Financial, Inc.	26,350
933	Brightsphere Investment Group, Inc.	21,860
291	Cohen & Steers, Inc.	23,888
607	Federated Hermes, Inc.	20,583
215	Hamilton Lane, Inc., Class A	19,591
286	Houlihan Lokey, Inc.	23,392
359	Moelis & Co., Class A	20,424
173	Piper Sandler Cos.	22,414
281	PJT Partners, Inc., Class A	20,058
612	Virtu Financial, Inc., Class A	16,910
81	Virtus Investment Partners, Inc.	22,499
		256,467
	Chemicals – 2.4%
500	Avient Corp.	24,580
189	Balchem Corp.	24,808
451	Cabot Corp.	25,676
411	HB Fuller Co.	26,144
230	Innospec, Inc.	20,840
1,688	Kronos Worldwide, Inc.	24,172
314	Minerals Technologies, Inc.	24,702
303	Sensient Technologies Corp.	26,228
186	Stepan Co.	22,370

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
371	Trinseo S.A.	$22,201
		241,721
	Commercial Services & Supplies – 5.7%
506	ABM Industries, Inc.	22,441
483	Brady Corp., Class A	27,067
326	Brink’s (The) Co.	25,050
1,457	Covanta Holding Corp.	25,658
616	Deluxe Corp.	29,426
6,637	Healthcare Services Group, Inc.	209,530
982	Herman Miller, Inc.	46,292
1,021	HNI Corp.	44,893
9,817	Pitney Bowes, Inc.	86,095
2,807	Steelcase, Inc., Class A	42,414
115	UniFirst Corp.	26,984
		585,850
	Construction & Engineering – 1.0%
445	Arcosa, Inc.	26,139
345	Comfort Systems USA, Inc.	27,183
642	Granite Construction, Inc.	26,662
780	Primoris Services Corp.	22,955
		102,939
	Consumer Finance – 1.1%
289	FirstCash, Inc.	22,091
1,328	Navient Corp.	25,670
261	Nelnet, Inc., Class A	19,635
933	PROG Holdings, Inc.	44,906
		112,302
	Containers & Packaging – 0.3%
453	Greif, Inc., Class A	27,429
	Distributors – 0.2%
523	Core-Mark Holding Co., Inc.	23,540
	Diversified Consumer Services – 1.2%
72	Graham Holdings Co., Class B	45,641
1,853	H&R Block, Inc.	43,509
439	Strategic Education, Inc.	33,390
		122,540
	Diversified Telecommunication Services – 0.6%
741	Cogent Communications Holdings, Inc.	56,975
	Electric Utilities – 0.7%
301	ALLETE, Inc.	21,064
283	MGE Energy, Inc.	21,066
Shares	Description	Value

	Electric Utilities (Continued)
559	Otter Tail Corp.	$27,285
		69,415
	Electrical Equipment – 1.0%
513	AZZ, Inc.	26,563
385	Encore Wire Corp.	29,179
284	EnerSys	27,755
1,933	GrafTech International Ltd.	22,462
		105,959
	Electronic Equipment, Instruments & Components – 3.0%
1,949	Avnet, Inc.	78,116
278	Badger Meter, Inc.	27,277
582	Belden, Inc.	29,432
1,927	Methode Electronics, Inc.	94,828
3,359	Vishay Intertechnology, Inc.	75,745
		305,398
	Energy Equipment & Services – 1.7%
3,052	Archrock, Inc.	27,193
946	Cactus, Inc., Class A	34,737
1,006	Core Laboratories N.V.	39,184
1,074	Helmerich & Payne, Inc.	35,045
4,062	Patterson-UTI Energy, Inc.	40,376
		176,535
	Entertainment – 0.4%
744	World Wrestling Entertainment, Inc., Class A	43,070
	Food & Staples Retailing – 0.5%
417	PriceSmart, Inc.	37,951
358	Weis Markets, Inc.	18,494
		56,445
	Food Products – 1.4%
652	B&G Foods, Inc. (a)	21,386
261	Calavo Growers, Inc.	16,553
707	Fresh Del Monte Produce, Inc.	23,246
129	J&J Snack Foods Corp.	22,499
130	Sanderson Farms, Inc.	24,436
611	Tootsie Roll Industries, Inc.	20,719
817	Utz Brands, Inc.	17,802
		146,641
	Gas Utilities – 1.2%
174	Chesapeake Utilities Corp.	20,937
506	New Jersey Resources Corp.	20,022
374	Northwest Natural Holding Co.	19,643
894	South Jersey Industries, Inc.	23,181
294	Southwest Gas Holdings, Inc.	19,460

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
273	Spire, Inc.	$19,730
		122,973
	Health Care Equipment & Supplies – 4.0%
290	Atrion Corp.	180,069
1,425	CONMED Corp.	195,838
106	Mesa Laboratories, Inc.	28,744
		404,651
	Health Care Providers & Services – 5.8%
4,949	Owens & Minor, Inc.	209,491
5,823	Patterson Cos., Inc.	176,961
1,787	U.S. Physical Therapy, Inc.	207,060
		593,512
	Health Care Technology – 0.7%
1,279	Simulations Plus, Inc.	70,230
	Hotels, Restaurants & Leisure – 1.2%
234	Cracker Barrel Old Country Store, Inc.	34,740
368	Jack in the Box, Inc.	41,010
456	Papa John’s International, Inc.	47,624
		123,374
	Household Durables – 1.0%
233	Installed Building Products, Inc.	28,510
951	La-Z-Boy, Inc.	35,225
680	MDC Holdings, Inc.	34,408
		98,143
	Household Products – 0.4%
427	Energizer Holdings, Inc.	18,352
238	Spectrum Brands Holdings, Inc.	20,240
		38,592
	Independent Power & Renewable Electricity Producers – 0.2%
718	Clearway Energy, Inc., Class C	19,013
	Industrial Conglomerates – 0.4%
674	Raven Industries, Inc.	38,991
	Insurance – 1.9%
603	American Equity Investment Life Holding Co.	19,489
176	American National Group, Inc.	26,145
378	Argo Group International Holdings Ltd.	19,592
450	Assured Guaranty Ltd.	21,366
Shares	Description	Value

	Insurance (Continued)
783	CNO Financial Group, Inc.	$18,494
440	Horace Mann Educators Corp.	16,465
417	James River Group Holdings Ltd.	15,646
313	Mercury General Corp.	20,329
365	Stewart Information Services Corp.	20,692
17	White Mountains Insurance Group Ltd.	19,516
		197,734
	Internet & Direct Marketing Retail – 0.9%
908	Shutterstock, Inc.	89,138
	IT Services – 2.6%
230	Alliance Data Systems Corp.	23,964
1,802	CSG Systems International, Inc.	85,018
694	EVERTEC, Inc.	30,293
4,975	Switch, Inc., Class A	105,022
257	TTEC Holdings, Inc.	26,494
		270,791
	Leisure Products – 1.0%
977	Acushnet Holdings Corp.	48,264
1,510	Callaway Golf Co. (b)	50,932
		99,196
	Machinery – 6.3%
165	Alamo Group, Inc.	25,192
309	Albany International Corp., Class A	27,581
467	Altra Industrial Motion Corp.	30,364
342	Astec Industries, Inc.	21,526
521	Barnes Group, Inc.	26,701
989	Enerpac Tool Group Corp.	26,327
303	EnPro Industries, Inc.	29,437
237	ESCO Technologies, Inc.	22,233
674	Federal Signal Corp.	27,115
327	Franklin Electric Co., Inc.	26,363
547	Greenbrier (The) Cos., Inc.	23,838
354	Helios Technologies, Inc.	27,630
541	Hillenbrand, Inc.	23,847
296	Hyster-Yale Materials Handling, Inc.	21,602
140	Kadant, Inc.	24,653
646	Kennametal, Inc.	23,204
155	Lindsay Corp.	25,618
572	Mueller Industries, Inc.	24,773
1,860	Mueller Water Products, Inc., Class A	26,821
150	Omega Flex, Inc.	22,007
408	SPX FLOW, Inc.	26,618
323	Tennant Co.	25,792
561	Terex Corp.	26,715
907	Trinity Industries, Inc.	24,389

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
217	Watts Water Technologies, Inc., Class A	$31,663
		642,009
	Marine – 0.2%
387	Matson, Inc.	24,768
	Media – 1.8%
2,195	Gray Television, Inc.	51,363
745	John Wiley & Sons, Inc., Class A	44,834
1,380	Sinclair Broadcast Group, Inc., Class A	45,844
2,145	TEGNA, Inc.	40,240
		182,281
	Metals & Mining – 2.0%
575	Carpenter Technology Corp.	23,127
767	Commercial Metals Co.	23,562
377	Compass Minerals International, Inc.	22,341
4,155	Hecla Mining Co.	30,913
214	Kaiser Aluminum Corp.	26,427
357	Materion Corp.	26,900
1,691	Warrior Met Coal, Inc.	29,085
352	Worthington Industries, Inc.	21,535
		203,890
	Multiline Retail – 1.5%
591	Big Lots, Inc.	39,012
418	Dillard’s, Inc., Class A	75,608
1,119	Franchise Group, Inc.	39,467
		154,087
	Multi-Utilities – 0.4%
423	Avista Corp.	18,050
310	NorthWestern Corp.	18,668
		36,718
	Oil, Gas & Consumable Fuels – 2.0%
1,908	CVR Energy, Inc.	34,268
1,330	Delek US Holdings, Inc.	28,755
3,549	Equitrans Midstream Corp.	30,202
1,235	Matador Resources, Co.	44,472
1,765	Murphy Oil Corp.	41,089
823	World Fuel Services Corp.	26,114
		204,900
	Paper & Forest Products – 0.5%
640	Domtar Corp. (b)	35,174
483	Schweitzer-Mauduit International, Inc.	19,504
		54,678
Shares	Description	Value

	Personal Products – 1.1%
511	Edgewell Personal Care Co.	$22,433
569	Inter Parfums, Inc.	40,968
96	Medifast, Inc.	27,166
383	Nu Skin Enterprises, Inc., Class A	21,697
		112,264
	Professional Services – 1.1%
296	ICF International, Inc.	26,007
308	Insperity, Inc.	27,834
414	Korn Ferry	30,036
297	ManTech International Corp., Class A	25,702
		109,579
	Real Estate Management & Development – 0.4%
891	Kennedy-Wilson Holdings, Inc.	17,704
420	St. Joe (The) Co.	18,736
		36,440
	Road & Rail – 1.4%
367	ArcBest Corp.	21,356
1,319	Heartland Express, Inc.	22,594
1,522	Marten Transport Ltd.	25,098
341	Ryder System, Inc.	25,347
1,034	Schneider National, Inc., Class B	22,510
548	Werner Enterprises, Inc.	24,397
		141,302
	Software – 3.0%
2,525	Ebix, Inc.	85,597
803	InterDigital, Inc.	58,643
1,836	Progress Software Corp.	84,915
3,716	Xperi Holding Corp.	82,644
		311,799
	Specialty Retail – 3.2%
1,028	Buckle (The), Inc.	51,143
1,110	Camping World Holdings, Inc., Class A	45,499
256	Group 1 Automotive, Inc.	39,534
1,719	Guess?, Inc.	45,382
614	Monro, Inc.	38,995
279	Murphy USA, Inc.	37,210
701	Rent-A-Center, Inc.	37,202
815	Sonic Automotive, Inc., Class A	36,463
		331,428
	Textiles, Apparel & Luxury Goods – 1.7%
832	Kontoor Brands, Inc.	46,933
1,689	Levi Strauss & Co., Class A	46,819
1,084	Steven Madden Ltd.	47,436

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
1,054	Wolverine World Wide, Inc.	$35,457
		176,645
	Thrifts & Mortgage Finance – 1.5%
1,481	Capitol Federal Financial, Inc.	17,446
422	Flagstar Bancorp, Inc.	17,838
420	Meta Financial Group, Inc.	21,265
1,316	Northwest Bancshares, Inc.	17,950
853	Provident Financial Services, Inc.	19,525
185	Walker & Dunlop, Inc.	19,310
617	Washington Federal, Inc.	19,608
382	WSFS Financial Corp.	17,798
		150,740
	Tobacco – 0.2%
1,451	Vector Group Ltd.	20,517
	Trading Companies & Distributors – 1.9%
283	Applied Industrial Technologies, Inc.	25,770
395	Boise Cascade Co.	23,048
279	GATX Corp.	24,683
982	Global Industrial Co.	36,049
320	McGrath RentCorp	26,102
811	Rush Enterprises, Inc., Class A	35,068
470	Triton International Ltd.	24,600
		195,320
	Water Utilities – 0.8%
267	American States Water Co.	21,243
358	California Water Service Group	19,883
256	Middlesex Water Co.	20,923
321	SJW Group	20,319
		82,368
	Wireless Telecommunication Services – 1.0%
1,044	Shenandoah Telecommunications Co.	50,645
2,220	Telephone & Data Systems, Inc.	50,305
		100,950
	Total Common Stocks	9,207,712
	(Cost $7,959,203)
REAL ESTATE INVESTMENT TRUSTS – 9.4%
	Equity Real Estate Investment Trusts – 7.6%
950	Acadia Realty Trust	20,862
65	Alexander’s, Inc.	17,417
555	American Assets Trust, Inc.	20,696
1,237	Apple Hospitality REIT, Inc.	18,877
1,396	Brandywine Realty Trust	19,139
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
774	CareTrust REIT, Inc.	$17,980
1,054	Columbia Property Trust, Inc.	18,329
684	Corporate Office Properties Trust	19,145
869	Easterly Government Properties, Inc.	18,319
1,619	Empire State Realty Trust, Inc., Class A	19,428
387	EPR Properties	20,387
789	Essential Properties Realty Trust, Inc.	21,335
658	Four Corners Property Trust, Inc.	18,167
998	Global Net Lease, Inc.	18,463
664	Hudson Pacific Properties, Inc.	18,473
1,185	Independence Realty Trust, Inc.	21,603
779	Industrial Logistics Properties Trust	20,363
934	Kite Realty Group Trust	20,557
1,622	Lexington Realty Trust	19,383
432	LTC Properties, Inc.	16,584
1,540	Macerich (The) Co.	28,105
1,164	Mack-Cali Realty Corp.	19,963
1,018	Monmouth Real Estate Investment Corp.	19,057
249	National Health Investors, Inc.	16,695
451	National Storage Affiliates Trust	22,803
1,778	Paramount Group, Inc.	17,904
742	Pebblebrook Hotel Trust	17,474
1,037	Piedmont Office Realty Trust, Inc., Class A	19,153
340	PotlatchDeltic Corp.	18,071
1,135	Retail Opportunity Investments Corp.	20,044
1,719	Retail Properties of America, Inc., Class A	19,683
1,164	RLJ Lodging Trust	17,728
1,038	Sabra Health Care REIT, Inc.	18,892
1,519	Service Properties Trust	19,139
1,329	SITE Centers Corp.	20,015
1,191	Tanger Factory Outlet Centers, Inc.	22,450
1,633	Uniti Group, Inc.	17,293
1,091	Urban Edge Properties	20,838
815	Washington Real Estate Investment Trust	18,745
669	Weingarten Realty Investors	21,455
		781,014
	Mortgage Real Estate Investment Trusts – 1.8%
1,361	Apollo Commercial Real Estate Finance, Inc.	21,708
1,196	Arbor Realty Trust, Inc.	21,313
1,817	Broadmark Realty Capital, Inc.	19,242
1,497	Chimera Investment Corp.	22,545

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
1,611	Ladder Capital Corp.	$18,591
4,671	MFA Financial, Inc.	21,440
4,253	New York Mortgage Trust, Inc.	19,011
970	PennyMac Mortgage Investment Trust	20,428
2,594	Two Harbors Investment Corp.	19,610
		183,888
	Total Real Estate Investment Trusts	964,902
	(Cost $820,751)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.2%
	Capital Markets – 0.2%
1,300	Golub Capital BDC, Inc.	20,046
	(Cost $20,064)
MONEY MARKET FUNDS – 0.2%
16,700	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.01% (c) (d)	16,700
	(Cost $16,700)
	Total Investments – 99.9%	10,209,360
	(Cost $8,816,718) (e)
	Net Other Assets and Liabilities – 0.1%	12,709
	Net Assets – 100.0%	$10,222,069

(a)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $16,400 and the total value of the collateral held by the Fund is $16,700.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of June 30, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,539,639 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $146,997. The net unrealized appreciation was $1,392,642.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,207,712	$ 9,207,712	$ —	$ —
Real Estate Investment Trusts*	964,902	964,902	—	—
Common Stocks - Business Development Companies*	20,046	20,046	—	—
Money Market Funds	16,700	16,700	—	—
Total Investments	$ 10,209,360	$ 10,209,360	$—	$—

*	See Portfolio of Investments for industry breakout.

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 97.2%
	Aerospace & Defense – 3.0%
490	General Dynamics Corp.	$92,247
165	L3Harris Technologies, Inc.	35,665
269	Lockheed Martin Corp.	101,776
204	Northrop Grumman Corp.	74,140
1,170	Raytheon Technologies Corp.	99,813
		403,641
	Air Freight & Logistics – 0.8%
515	United Parcel Service, Inc., Class B	107,105
	Banks – 3.8%
641	Bank of America Corp.	26,428
515	Citigroup, Inc.	36,436
1,070	Citizens Financial Group, Inc.	49,081
1,029	Fifth Third Bancorp	39,339
3,244	Huntington Bancshares, Inc.	46,292
207	JPMorgan Chase & Co.	32,197
2,477	KeyCorp	51,150
255	M&T Bank Corp.	37,054
200	PNC Financial Services Group (The), Inc.	38,152
1,941	Regions Financial Corp.	39,169
705	Truist Financial Corp.	39,128
732	US Bancorp	41,702
708	Wells Fargo & Co.	32,065
		508,193
	Beverages – 0.6%
574	Coca-Cola (The) Co.	31,059
615	Keurig Dr. Pepper, Inc.	21,672
198	PepsiCo, Inc.	29,338
		82,069
	Biotechnology – 4.4%
2,029	AbbVie, Inc.	228,547
521	Amgen, Inc.	126,994
3,233	Gilead Sciences, Inc.	222,624
		578,165
	Building Products – 0.6%
1,084	Johnson Controls International PLC	74,395
	Capital Markets – 2.9%
102	Ameriprise Financial, Inc.	25,386
739	Bank of New York Mellon (The) Corp.	37,859
35	BlackRock, Inc.	30,624
543	Blackstone Group (The), Inc.	52,747
110	CME Group, Inc.	23,395
1,677	Franklin Resources, Inc.	53,647
63	Goldman Sachs Group (The), Inc.	23,910
310	Morgan Stanley	28,424
339	Northern Trust Corp.	39,195
Shares	Description	Value

	Capital Markets (Continued)
394	State Street Corp.	$32,418
171	T Rowe Price Group, Inc.	33,853
		381,458
	Chemicals – 1.2%
42	Air Products & Chemicals, Inc.	12,083
67	Celanese Corp.	10,157
409	Dow, Inc.	25,881
739	DuPont de Nemours, Inc.	57,206
133	Eastman Chemical Co.	15,528
90	FMC Corp.	9,738
232	LyondellBasell Industries N.V., Class A	23,866
		154,459
	Commercial Services & Supplies – 0.1%
72	Republic Services, Inc.	7,921
56	Waste Management, Inc.	7,846
		15,767
	Communications Equipment – 0.6%
1,026	Cisco Systems, Inc.	54,378
145	Motorola Solutions, Inc.	31,443
		85,821
	Consumer Finance – 1.6%
497	Ally Financial, Inc.	24,770
395	American Express Co.	65,266
261	Discover Financial Services	30,874
1,957	Synchrony Financial	94,954
		215,864
	Containers & Packaging – 0.9%
418	International Paper Co.	25,627
728	Packaging Corp. of America	98,586
		124,213
	Distributors – 1.8%
1,879	Genuine Parts Co.	237,637
	Diversified Telecommunication Services – 2.6%
4,327	AT&T, Inc.	124,531
10,694	Lumen Technologies, Inc.	145,332
1,401	Verizon Communications, Inc.	78,498
		348,361
	Electric Utilities – 1.4%
171	American Electric Power Co., Inc.	14,465
301	Avangrid, Inc.	15,480
175	Duke Energy Corp.	17,276
322	Edison International	18,618

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
162	Entergy Corp.	$16,151
130	Eversource Energy	10,431
340	Exelon Corp.	15,065
551	FirstEnergy Corp.	20,503
107	NextEra Energy, Inc.	7,841
848	PPL Corp.	23,719
282	Southern (The) Co.	17,064
169	Xcel Energy, Inc.	11,134
		187,747
	Electrical Equipment – 1.8%
567	Eaton Corp. PLC	84,018
908	Emerson Electric Co.	87,386
218	Rockwell Automation, Inc.	62,352
		233,756
	Electronic Equipment, Instruments & Components – 2.8%
5,024	Corning, Inc.	205,482
1,217	TE Connectivity Ltd.	164,550
		370,032
	Energy Equipment & Services – 0.3%
967	Baker Hughes Co.	22,116
424	Schlumberger N.V.	13,572
		35,688
	Food & Staples Retailing – 1.6%
522	Kroger (The) Co.	19,998
351	Sysco Corp.	27,290
596	Walgreens Boots Alliance, Inc.	31,356
927	Walmart, Inc.	130,725
		209,369
	Food Products – 2.2%
431	Archer-Daniels-Midland Co.	26,119
543	Campbell Soup Co.	24,755
668	Conagra Brands, Inc.	24,302
515	General Mills, Inc.	31,379
124	Hershey (The) Co.	21,598
399	Hormel Foods Corp.	19,052
217	JM Smucker (The) Co.	28,117
551	Kellogg Co.	35,446
969	Kraft Heinz (The) Co.	39,516
346	Mondelez International, Inc., Class A	21,604
304	Tyson Foods, Inc., Class A	22,423
		294,311
	Health Care Equipment & Supplies – 0.8%
817	Medtronic PLC	101,414
Shares	Description	Value

	Health Care Providers & Services – 2.1%
119	AmerisourceBergen Corp.	$13,624
2,586	Cardinal Health, Inc.	147,635
342	CVS Health Corp.	28,536
668	Quest Diagnostics, Inc.	88,156
		277,951
	Hotels, Restaurants & Leisure – 3.5%
798	McDonald’s Corp.	184,330
1,135	Starbucks Corp.	126,904
1,287	Yum! Brands, Inc.	148,044
		459,278
	Household Durables – 1.2%
1,107	Garmin Ltd.	160,116
	Household Products – 0.7%
115	Clorox (The) Co.	20,690
274	Colgate-Palmolive Co.	22,290
218	Kimberly-Clark Corp.	29,164
166	Procter & Gamble (The) Co.	22,398
		94,542
	Independent Power & Renewable Electricity Producers – 0.1%
343	AES (The) Corp.	8,942
	Industrial Conglomerates – 1.3%
584	3M Co.	116,000
286	Honeywell International, Inc.	62,734
		178,734
	Insurance – 3.2%
595	Aflac, Inc.	31,928
246	Allstate (The) Corp.	32,088
801	American International Group, Inc.	38,128
157	Arthur J. Gallagher & Co.	21,992
166	Chubb Ltd.	26,384
306	Cincinnati Financial Corp.	35,686
397	Hartford Financial Services Group (The), Inc.	24,602
166	Marsh & McLennan Cos., Inc.	23,353
664	MetLife, Inc.	39,740
832	Principal Financial Group, Inc.	52,574
717	Prudential Financial, Inc.	73,471
201	Travelers (The) Cos., Inc.	30,092
		430,038
	IT Services – 5.8%
381	Automatic Data Processing, Inc.	75,674
129	Broadridge Financial Solutions, Inc.	20,838

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
3,880	International Business Machines Corp.	$568,769
949	Paychex, Inc.	101,828
		767,109
	Leisure Products – 1.7%
2,321	Hasbro, Inc.	219,381
	Machinery – 2.0%
281	Caterpillar, Inc.	61,154
291	Cummins, Inc.	70,949
386	Dover Corp.	58,132
336	Illinois Tool Works, Inc.	75,116
		265,351
	Media – 3.6%
3,799	Omnicom Group, Inc.	303,882
3,720	ViacomCBS, Inc., Class B	168,144
		472,026
	Metals & Mining – 0.2%
238	Newmont Corp.	15,084
150	Nucor Corp.	14,390
		29,474
	Multi-Utilities – 0.8%
133	Ameren Corp.	10,645
189	CMS Energy Corp.	11,166
234	Consolidated Edison, Inc.	16,783
232	Dominion Energy, Inc.	17,068
101	DTE Energy Co.	13,090
233	Public Service Enterprise Group, Inc.	13,919
102	Sempra Energy	13,513
125	WEC Energy Group, Inc.	11,119
		107,303
	Oil, Gas & Consumable Fuels – 2.7%
296	Chevron Corp.	31,003
380	ConocoPhillips	23,142
179	EOG Resources, Inc.	14,936
701	Exxon Mobil Corp.	44,219
2,383	Kinder Morgan, Inc.	43,442
508	Marathon Petroleum Corp.	30,693
917	ONEOK, Inc.	51,022
341	Phillips 66	29,265
481	Valero Energy Corp.	37,557
1,804	Williams (The) Cos., Inc.	47,896
		353,175
	Pharmaceuticals – 6.0%
2,871	Bristol-Myers Squibb Co.	191,840
432	Eli Lilly & Co.	99,153
735	Johnson & Johnson	121,084
2,082	Merck & Co., Inc.	161,917
Shares	Description	Value

	Pharmaceuticals (Continued)
5,502	Pfizer, Inc.	$215,458
		789,452
	Road & Rail – 0.5%
294	Union Pacific Corp.	64,659
	Semiconductors & Semiconductor Equipment – 8.7%
1,120	Analog Devices, Inc.	192,819
674	Broadcom, Inc.	321,390
3,451	Intel Corp.	193,739
1,563	QUALCOMM, Inc.	223,400
1,136	Texas Instruments, Inc.	218,453
		1,149,801
	Software – 2.4%
11,692	NortonLifeLock, Inc.	318,256
	Specialty Retail – 2.5%
1,405	Best Buy Co., Inc.	161,547
521	Home Depot (The), Inc.	166,142
		327,689
	Technology Hardware, Storage & Peripherals – 9.5%
20,477	Hewlett Packard Enterprise Co.	298,555
7,759	HP, Inc.	234,244
3,843	NetApp, Inc.	314,434
4,737	Seagate Technology Holdings PLC	416,525
		1,263,758
	Textiles, Apparel & Luxury Goods – 1.5%
2,394	VF Corp.	196,404
	Tobacco – 0.9%
1,266	Altria Group, Inc.	60,363
587	Philip Morris International, Inc.	58,177
		118,540
	Trading Companies & Distributors – 0.5%
243	Fastenal Co.	12,636
138	WW Grainger, Inc.	60,444
		73,080
	Water Utilities – 0.0%
42	American Water Works Co., Inc.	6,473
	Total Common Stocks	12,880,997
	(Cost $11,847,807)

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
June 30, 2021 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 2.6%
	Equity Real Estate Investment Trusts – 2.6%
74	Alexandria Real Estate Equities, Inc.	$13,464
37	American Tower Corp.	9,995
87	AvalonBay Communities, Inc.	18,156
178	Boston Properties, Inc.	20,397
79	Crown Castle International Corp.	15,413
106	Digital Realty Trust, Inc.	15,949
258	Duke Realty Corp.	12,216
11	Equinix, Inc.	8,829
218	Equity Residential	16,786
52	Essex Property Trust, Inc.	15,600
98	Extra Space Storage, Inc.	16,054
648	Healthpeak Properties, Inc.	21,572
280	Invitation Homes, Inc.	10,441
90	Mid-America Apartment Communities, Inc.	15,158
98	Prologis, Inc.	11,714
61	Public Storage	18,342
323	Realty Income Corp.	21,557
139	Simon Property Group, Inc.	18,137
66	Sun Communities, Inc.	11,312
292	Ventas, Inc.	16,673
747	VICI Properties, Inc.	23,172
220	Welltower, Inc.	18,282
	Total Real Estate Investment Trusts	349,219
	(Cost $302,871)
	Total Investments – 99.8%	13,230,216
	(Cost $12,150,678) (a)
	Net Other Assets and Liabilities – 0.2%	21,227
	Net Assets – 100.0%	$13,251,443

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,145,449 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $65,911. The net unrealized appreciation was $1,079,538.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 6/30/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 12,880,997	$ 12,880,997	$ —	$ —
Real Estate Investment Trusts*	349,219	349,219	—	—
Total Investments	$ 13,230,216	$ 13,230,216	$—	$—

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2021 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Riskalyze, Nasdaq Riskalyze Developed Markets IndexTM, Nasdaq Riskalyze Emerging Markets IndexTM, Nasdaq Riskalyze US Large Cap IndexTM, Nasdaq Riskalyze US Mid Cap IndexTM, Nasdaq Riskalyze US Small Cap IndexTM, and Nasdaq Riskalyze Large Cap Select Dividend IndexTM are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.